As filed with the Securities and Exchange Commission on March 12, 2007

Securities Act File No. 333-140325

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.☐

Post-Effective Amendment No.1

ING EQUITY TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-992-0180

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the  Investment Company Act of 1940, as amended.

ING MIDCAP VALUE FUND

ING SMALLCAP VALUE FUND

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

March 12, 2007

Dear Shareholder:

The Board of Trustees has called a Special Meeting of shareholders of ING MidCap Value Fund (“MidCap Value Fund”) and ING SmallCap Value Fund (“SmallCap Value Fund”) (each, a “Disappearing Fund,” and collectively, the “Disappearing Funds”), which is scheduled for 10:00 a.m., Local time, on April 26, 2007, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona
85258-2034.

The Board of Trustees of each Disappearing Fund has reviewed and recommends each proposed reorganization (each, a “Reorganization,” and collectively, the “Reorganizations”) of each Disappearing Fund with and into ING Value Choice Fund (“Value Choice Fund” or the “Surviving Fund”) (each Disappearing Fund and Surviving Fund, a “Fund” and collectively, the “Funds”).  Each Fund is a member of the mutual fund group called the “ING Funds.”

If approved by shareholders, you will become a shareholder of Value Choice Fund on the date that each Reorganization occurs.  The Reorganizations would provide shareholders of each Disappearing Fund, respectively, with an opportunity to participate in a larger fund with the same investment objective.

You are being asked to vote to approve an Agreement and Plan of Reorganization for each Reorganization.  The consummation of one Reorganization shall not be contingent on the consummation of the other Reorganization.  The accompanying documents describe the proposed transactions and compare the strategies and expenses of each Fund for your evaluation.

AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF EACH DISAPPEARING FUND UNANIMOUSLY APPROVED THESE PROPOSALS AND RECOMMENDS SHAREHOLDERS VOTE “FOR” THE PROPOSALS.

A Proxy Statement/Prospectus that describes each Reorganization is enclosed.  We hope that you can attend the Special Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

Your vote is important regardless of the number of shares you own.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and cast your vote.  It is important that your vote be received no later than April 25, 2007.

Each Disappearing Fund is using Computershare Fund Services, a proxy solicitation firm, to assist shareholders in the voting process.  As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Computershare Fund Services, reminding you to exercise your right to vote.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews,
President and Chief Executive Officer

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ING MIDCAP VALUE FUND

ING SMALLCAP VALUE FUND

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

Notice of Special Meeting of Shareholders

of ING MidCap Value Fund and ING SmallCap Value Fund

Scheduled for April 26, 2007

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of ING MidCap Value Fund (“MidCap Value Fund”) and ING SmallCap Value Fund (“SmallCap Value Fund”) is scheduled for April 26, 2007 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

At the Special Meeting, you will be asked to consider and approve the following proposals:

(1)

MidCap Value Fund only. To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) by and among MidCap Value Fund and ING Value Choice Fund (“Value Choice Fund”), providing for the reorganization of MidCap Value Fund with and into Value Choice Fund;

(2)

SmallCap Value Fund only. To approve a Reorganization Agreement by and among SmallCap Value Fund and Value Choice Fund, providing for the reorganization of SmallCap Value Fund with and into Value Choice Fund; and

(3)

Both Funds. To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on February 9, 2007, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus.  Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted.  Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to MidCap Value Fund or SmallCap Value Fund, respectively, or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary

March 12, 2007

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ING VALUE CHOICE FUND

PROXY STATEMENT/PROSPECTUS

March 12, 2007

TABLE OF CONTENTS

INTRODUCTION	1

SUMMARY	3
The Proposed Reorganizations	3
Comparison of Investment Objectives and Principal Investment Strategies	6
Comparison of Investment Techniques and Principal Risks of Investing in the Funds	9
Comparison of Portfolio Characteristics	11
Comparison of Fund Performance	13

COMPARISON OF FEES AND EXPENSES	19
Management Fees	19
Sub-Adviser Fees	19
Administration Fees	19
Distribution and Service Fees	19
Expense Limitation Arrangements	19
Expense Tables	20
Sale of Securities Prior to Closing	25
Key Differences in Rights of the Shareholders of each Disappearing Fund and the Surviving Fund	25

INFORMATION ABOUT THE REORGANIZATIONS	26
The Reorganization Agreements	26
Reasons for the Reorganizations	26
Board Considerations	27
Tax Considerations	27
Expenses of the Reorganizations	27

ADDITIONAL INFORMATION ABOUT THE FUNDS	28
Form of Organization	28
Advisers	28
Sub-Advisers	28
Distributor	29
Dividends and Other Distributions	29
Capitalization	30

GENERAL INFORMATION ABOUT THE PROXY STATEMENT	32
Solicitation of Proxies	32
Voting Rights	32
Other Matters to Come Before the Special Meeting	33
Shareholder Proposals	33

APPENDICES
Portfolio Managers’ Report for ING Value Choice Fund	A-1
Form of Agreement and Plan of Reorganization (ING MidCap Value Fund)	B-1-1
Form of Agreement and Plan of Reorganization (ING SmallCap Value Fund)	B-2-1
Additional Information Regarding ING Value Choice Fund	C-1
Additional ING Funds Offered	D-1
Security Ownership of Certain Beneficial and Record Owners	E-1

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PROXY STATEMENT/PROSPECTUS

ING value choice FUND

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-992-0180

March 12, 2007

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) is being furnished to you in connection with a Special Meeting of shareholders of ING MidCap Value Fund (“MidCap Value Fund”) and ING SmallCap Value Fund (“SmallCap Value Fund”) (each, a “Disappearing Fund,” and collectively, the “Disappearing Funds”) to be held on April 26, 2007.  As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on the proposed reorganizations (each, a “Reorganization,” and collectively, the “Reorganizations”) of MidCap Value Fund and SmallCap Value Fund with and into ING Value Choice Fund (“Value Choice Fund” or the “Surviving Fund”) (each Disappearing Fund and Surviving Fund, a “Fund,” and collectively, the “Funds”).

Under each Agreement and Plan of Reorganization (each, a “Reorganization Agreement,” and collectively, the “Reorganization Agreements”), each Disappearing Fund, each with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, would transfer its assets to the Surviving Fund in exchange for shares of beneficial interest of the Surviving Fund and the assumption by the Surviving Fund of each Disappearing Fund’s known liabilities as of the Closing Date (as defined below).  The Surviving Fund’s shares would then be distributed to shareholders of each Disappearing Fund so that each shareholder would receive a number of full and fractional shares of the Surviving Fund equal to the aggregate value of the number of shares of each Disappearing Fund held by such shareholder.  As a result of each Reorganization, each Disappearing Fund will distribute shares of the Surviving Fund in liquidation of each Disappearing Fund on May 12, 2007, or such other date as the parties may agree (“Closing Date”).  The consummation of one Reorganization, shall not, however, be contingent on the consummation of the other Reorganization.

Because you, as a shareholder of one or both of the Disappearing Funds, are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Value Choice Fund, this Proxy Statement also serves as a Prospectus for Value Choice Fund.  Value Choice Fund is a diversified, open-end management investment company, which seeks long-term capital appreciation, as described more fully below.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on each Reorganization Agreement.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated March 12, 2007, containing additional information about the Reorganizations and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  For a more detailed discussion of the investment objectives, strategies and restrictions of the Funds, see the Class A, Class B and Class C Prospectus and the Class I and Class Q Prospectus for each Disappearing Fund, each dated September 30, 2006 and incorporated by reference; and the Class A, Class B and Class C Prospectus and the Class I Prospectus for the Surviving Fund, each dated September 30, 2006.  The combined SAI for each Fund, dated September 30, 2006 is incorporated herein by reference.  Each Fund also provides periodic reports to its shareholders, which highlight certain important information about the Funds, including investment results and financial information.  The annual report for each Fund, dated May 31, 2006, and the semi-annual report for each Fund, dated November 30, 2006, are incorporated herein by reference.

For a copy of the current prospectuses, SAI, annual report and semi-annual report for any of the Funds without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Funds at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.  You can also visit the ING Funds’ website at www.ingfunds.com for additional information about the Funds, including the SAIs and annual and semi-annual reports.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and files reports, proxy materials and other information with the SEC.  You can copy and review information about each Fund, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090.  Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information, Securities and Exchange Commission, 100 F Street N.E., Washington, D.C. 20549.

The SEC has not approved or disapproved these securities, or determined that this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreements, which are attached hereto as Appendix B-1 and Appendix B-2.  Also, you should consult the Class A, Class B and Class C Prospectus and the Class I Prospectus, each dated September 30, 2006, for more information about the Surviving Fund.

The Proposed Reorganizations

The Board of Trustees of each Disappearing Fund has approved each Reorganization Agreement.  Subject to shareholder approval, each Reorganization Agreement provides for:

•                  the transfer of all of the assets of the Disappearing Fund to the Surviving Fund in exchange for shares of beneficial interest of the Surviving Fund;

•                  the assumption by the Surviving Fund of the liabilities of the Disappearing Fund known as of the Closing Date (as described below);

•                  the distribution of the Surviving Fund’s shares to the shareholders of the Disappearing Fund; and

•                  the complete liquidation of the Disappearing Fund.

The Surviving Fund’s shares would then be distributed to shareholders of each Disappearing Fund so that each shareholder would receive a number of full and fractional shares of the Surviving Fund equal to the aggregate value of shares of each Disappearing Fund held by such shareholder.

As a result of the Reorganizations, each owner of Class A, Class B, Class C and Class I shares of each Disappearing Fund would become a shareholder of the corresponding class of shares of the Surviving Fund.  As described more fully below, each owner of Class Q shares of each Disappearing Fund would also become a shareholder of Class A shares of the Surviving Fund.  The Reorganizations are expected to be effective on May 12, 2007, or such other date as the parties may agree (as previously defined, the “Closing Date”).  The consummation of one Reorganization shall not, however, be contingent on the consummation of the other Reorganization.

Each Class A, Class B, Class C and Class I shareholder of each Disappearing Fund will hold, immediately after the Closing Date, shares of the corresponding class of the Surviving Fund having an aggregate value equal to the aggregate value of the shares of the corresponding class of each Disappearing Fund held by that shareholder as of the Closing Date.  Each Class Q shareholder of each Disappearing Fund will hold, immediately after the Closing Date, shares of Class A of the Surviving Fund having an aggregate value equal to the aggregate value of Class Q shares of each Disappearing Fund held by that shareholder as of the Closing Date.  Class Q shares will cease to exist immediately after the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                  each Fund has the same investment objective, long-term capital appreciation;

•                  the Surviving Fund invests primarily in equity securities of companies with varying market capitalizations generally ranging from $100 million to $15 billion; while the MidCap Value Fund invests primarily in equity securities of companies with market capitalizations greater than $1 billion but not greater than $5 billion; and SmallCap Value Fund invests primarily in equity securities of companies with market capitalizations less than $2 billion;

•                  each Fund is currently advised by ING Investments, LLC (“ING Investments” or “Adviser”); however, the Surviving Fund is externally sub-advised by Tradewinds Global Investors, LLC* (“Tradewinds” or “Sub-Adviser”) and David Iben, who will be responsible for the day-to-day management of the combined Fund after the Reorganizations and will manage the combined Fund under the same investment objective and strategies as Value Choice Fund; each Disappearing Fund is sub-advised by Brandes Investment Partners, L.P. (“Brandes”);

•                  the Surviving Fund is the larger fund (net assets of $168.3 million for the Surviving Fund as of November 30, 2006 versus $83.9 million for MidCap Value Fund and $57.4 million for SmallCap Value, as of November 30, 2006); both existing and prospective shareholders would benefit from the proposed Reorganizations through an increase in asset size of the Surviving Fund;

*      Effective February 27, 2007, the name “Tradewinds NWQ Global Investors, LLC” changed to “Tradewinds Global Investors, LLC.”

•                  the proposed Reorganizations are designed to reduce a redundancy in the ING Fund complex, thereby eliminating inefficiencies arising from having similar portfolios in the same fund group and confusion about overlapping funds;

•                  each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither the Disappearing Funds nor their shareholders, nor the Surviving Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreements;

•      if shareholders approve either Reorganization, it is anticipated that each Disappearing Fund will liquidate all, or a significant portion of, its portfolio securities prior to the Closing to effectuate the Reorganization; such a liquidation will entail transaction costs and may result in the realization of taxable gains or losses to the respective Disappearing Fund shareholders;

•                  each Disappearing Fund, each which commenced operations on February 1, 2002, has a longer record of performance than the Surviving Fund, which commenced operations on February 1, 2005;

•                  Class Q Shareholders of each Disappearing Fund will experience different fees and expenses upon becoming Class A shareholders of the Surviving Fund*; however, the net expenses (1.50% for MidCap Value Fund vs. 1.50% for Value Choice Fund and 1.65% for SmallCap Value Fund vs. 1.50% for Value Choice Fund) will be the same or lower for Class Q shareholders after the Reorganization and the transition to Class A shares; Class Q shareholders will not be subject to a sales load in connection with future purchases of Class A shares of the Surviving Fund after the Reorganizations and the transition to Class A shares; and

•                  the Surviving Fund will have a slightly higher management fee (1.00% for the Surviving Fund versus 0.94% for each Disappearing Fund); however, the proposed Reorganization is expected to result in the same or lower net operating expenses per share for all Classes of each Disappearing Fund.

The gross and net operating expenses before and after the Reorganizations, expressed as an annual percentage of the average daily net asset value per share for Class A, Class B, Class C, Class I and Class Q shares of each Fund as of November 30, 2006, as adjusted per contractual changes, are as follows*:

Gross Expenses Before the Reorganizations

	Class A	Class B	Class C	Class I	Class Q
MidCap Value Fund	1.50%	2.25%	2.25%	1.25%	1.50%
SmallCap Value Fund	1.72%	2.47%	2.47%	1.40%	1.65%
Value Choice Fund	1.56%	2.31%	2.31%	1.25%	N/A

Net Expenses Before the Reorganizations (After Fee Waiver)

	Class A	Class B	Class C	Class I	Class Q
MidCap Value Fund	1.50%	2.25%	2.25%	1.25%	1.50%
SmallCap Value Fund	1.72%	2.47%	2.47%	1.40%	1.65%
Value Choice Fund(1)	1.50%	2.25%	2.25%	1.19%	N/A

After the Reorganizations: MidCap Value Fund only into Value Choice Fund Pro Forma (Unaudited)

	Class A	Class B	Class C	Class I	Class Q**
Gross estimated expenses of Surviving Fund	1.56%	2.31%	2.31%	1.31%	N/A
Net estimated expenses of Surviving Fund (After Fee Waiver)(2)	1.50%	2.25%	2.25%	1.25%	N/A

After the Reorganizations: SmallCap Value Fund only into Value Choice Fund Pro Forma (Unaudited)

	Class A	Class B	Class C	Class I	Class Q**
Gross estimated expenses of Surviving Fund	1.61%	2.36%	2.36%	1.34%	N/A
Net estimated expenses of Surviving Fund (After Fee Waiver)(2)	1.50%	2.25%	2.25%	1.23%	N/A

After the Reorganizations: Both Funds into Value Choice Fund Pro Forma (Unaudited)

	Class A	Class B	Class C	Class I	Class Q**
Gross estimated expenses of Surviving Fund	1.58%	2.33%	2.33%	1.33%	N/A
Net estimated expenses of Surviving Fund (After Fee Waiver)(2)	1.50%	2.25%	2.25%	1.25%	N/A

(1)                                  ING Investments has entered into a written expense limitation agreement with Value Choice Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The expense limits will continue through at least October 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms, unless ING Investments provides written notice of termination of the expense limitation agreement within ninety (90) days of the end of the then current term or upon termination of the investment management agreement. Pursuant to this expense limitation agreement, the expense limits for Value Choice Fund are 1.50%, 2.25%, 2.25% and 1.25% for Class A, Class B, Class C and Class I shares, respectively, excluding interest, taxes, brokerage and extraordinary expenses. The Board of Trustees has approved extending the expense limitation agreement for the Surviving Fund if either Reorganization is approved by shareholders until October 1, 2009. There is no assurance that the expense limitation agreement will remain in effect after this date.

(2)                                  Net Expenses after the Reorganization do not reflect short-term nonrecurring reorganization expenses. For more information, see “Comparison of Fees and Expenses - Annual Fund Operating Expenses.”

*              For a complete description and comparison of the fees for the Surviving Fund and each Disappearing Fund and pro forma fees giving effect to the proposed transaction, see “Comparison of Fees and Expenses – Annual Fund Operating Expenses.”

**                                  Class Q shares currently have a lower front-end sales charge than Class A shares. Class Q shareholders of each Disappearing Fund that are transitioned to Class A shares of the Surviving Fund in the Reorganization are not subject to sales charges on future purchases of  Class A shares of the Surviving Fund for the life of their account.

Approval of each Reorganization Agreement requires the affirmative vote, if a quorum is present, of a majority of the shares voted in person or by proxy.  The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

After careful consideration, the Board of Trustees of Each Disappearing Fund unanimously approved the proposed ReorganizationS.  The Board recommends that you vote “FOR” the proposed ReorganizationS.

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between the Funds:

	MidCap Value Fund (Disappearing Fund)	SmallCap Value Fund (Disappearing Fund)	Value Choice Fund (Surviving Fund)
Investment Objective	Long-term capital appreciation.	Long-term capital appreciation.	Long-term capital appreciation.

Principal Investments Strategies

•  Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of mid-sized U.S. companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Brandes considers mid-sized companies to be those with market capitalizations greater than $1 billion but no greater than $6 billion at the time of purchase.

•  Brandes applies the technique of “value investing” by seeking stocks that its research indicates are priced below their long-term value.

•  The equity securities in which the Fund may invest include common and preferred stocks, and warrants.

•  The Fund may typically invest up to the greater of:

•        20% of its assets in any particular industry at the time of purchase, or

•        150% of the weighting of such industry as represented in the Russell Midcap® Index at the time of purchase, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

•  Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of small-capitalization U.S. companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. Brandes defines small-capitalization companies as those companies with market capitalizations of $2 billion or less at the time of purchase.

•  Brandes applies the technique of “value investing” by seeking stocks that its research indicates are priced below their long-term value.

•  The equity securities in which the Fund may invest include common and preferred stocks and warrants.

•  The Fund may typically invest up to the greater of:

•        20% of its assets in any particular industry at the time of purchase, or

•        150% of the weighting of such industry as represented in the Russell 2000® Index at the time of purchase, as long as the Fund meets any industry concentration or diversification requirements under the 1940 Act.

•  Under normal market conditions, the Fund will invest primarily in equity securities of companies with varying market capitalizations generally ranging from $100 million to $15 billion. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

•  The Fund invests in equities that appear undervalued by applying a bottom-up process that considers absolute valuation and security pricing in the context of industry and market conditions.

•  The Sub-Adviser applies a rigorous approach to identify undervalued securities that are believed to be mispriced, misperceived, under-followed and that have strong or improving business fundamentals. The research team performs extensive bottom-up research on companies and industries, focusing on qualitative factors such as management strength, shareholder orientation, barrier-to-entry, competitive advantage and catalysts for growth. A broad range of quantitative metrics are applied, including price-to-discounted cash flow, price-to-book value, price-to-sales and price-to-free cash flow.

	MidCap Value Fund (Disappearing Fund)	SmallCap Value Fund (Disappearing Fund)	Value Choice Fund (Surviving Fund)

•        Brandes may sell securities for a variety of reasons, such as to secure gains or redeploy assets into opportunities believed to be more promising, among others.

•        The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

•        Brandes may sell securities for a variety of reasons, such as to secure gains or redeploy assets into opportunities believed to be more promising, among others.

•        The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

•  The equity securities in which the Fund may invest include common and preferred stocks, American Depositary Receipts (“ADRs”) and convertible securities. The Fund may also invest in derivatives.

•  Portfolio risk controls include: (i) maximum of 35% in foreign issuers; (ii) maximum of 15% in any single foreign country; and (iii) maximum of 15% in securities of emerging markets (as defined by the Morgan Stanley Capital International World Index).

•  Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

•  The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Investment Adviser	ING Investments	ING Investments	ING Investments

Sub-Adviser	Brandes	Brandes	Tradewinds

Portfolio Manager

Brandes’ Mid Cap Investment Committee is responsible for making the day-to-day investment decisions of MidCap Value Fund and has managed the Fund since 2002. No single individual is in charge of purchase decisions — instead, the entire committee participates in the decision-making process. As of September 30, 2006, the Mid Cap Investment Committee included: Charles H. Brandes, CFA, Chairman; Barbara Kyrillos, Senior Analyst; Kenneth Little, CFA, Director — Investments;
R. Erickson Cox, CFA, Senior Analyst; and Ted Kim, CFA, Senior Analyst.

Brandes’ Small Cap Investment Committee is responsible for making the day-to-day investment decisions of SmallCap Value Fund and has managed the Fund since 2002. No single individual is in charge of purchase decisions — instead, the entire committee participates in the decision-making process. As of September 30, 2006, the Small Cap Investment Committee included: William Pickering, CFA, Director — Investments; Robert J. Gallagher, CFA, Director — Mutual Fund Portfolio Management; Jeffrey Meyer, CFA, Director — Institutional Portfolio Management; Luiz G. Sauerbronn, Senior Analyst; and Ralph Birchmeier, CFA, Senior Analyst.

David B. Iben

As you can see from the chart above, the Funds have the same investment objective and their investment strategies are similar.  However, the Surviving Fund invests primarily in equity securities of companies with varying market capitalizations generally ranging from $100 million to $15 billion, while the MidCap Value Fund invests primarily in equity securities of companies with market capitalizations greater than $1 billion but not greater than $5 billion and SmallCap Value Fund invests primarily in equity securities of companies with market capitalizations less than $2 billion.  Unlike the Disappearing Funds, the Surviving Fund is also permitted to invest up to 35 percent in securities of foreign issuers and up to 15 percent in a single foreign country.  The Surviving Fund may also invest in ADRs, convertable securities and derivatives.  In addition, the Surviving Fund may invest up to 15 percent in securities of emerging markets.  Please refer to the “Comparison of Portfolio Characteristics” table on page 11 for more specific information regarding the portfolio characteristics of the Funds.

Comparison of Investment Techniques and Principal Risks of Investing in the Funds

Because the Funds have investment objectives that are the same and have strategies that are similar, many of the risks of investing in Value Choice Fund are the same as the risks of investing in SmallCap Value Fund and MidCap Value Fund, respectively.  You may lose money on your investment in any of the Funds.  Each Fund’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management and other factors affect the volatility of each Fund’s shares.  The following summarizes and compares the principal investment techniques and risks of investing in the Funds.

Price Volatility.  Each Fund is subject to price volatility risk.  The value of each Fund changes as the prices of its investments go up or down.  Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably.  Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries.  Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

Market Trends.  Each Fund is subject to the risk of market trends.  From time to time, the stock market may not favor the value-oriented securities in which each Fund invests.  Rather, the market could favor growth-oriented securities, or may not favor equities at all.

Value Investing.  Each Fund is subject to the risk of value investing.  Securities that appear to be undervalued may never appreciate to the extent expected.  Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions such as changes in interest rates, corporate earnings and industrial production.

Inability to Sell Securities.  Each Fund is subject to the risk of the inability to sell securities.  Securities of mid-size or smaller companies usually trade in lower volume and may be less liquid than other investments and securities of larger, more established companies.  Each Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Securities Lending.  Each Fund is subject to securities lending risk.  There is the risk that when lending portfolio securities, the securities may not be available to each Fund on a timely basis and it may lose the opportunity to see the securities at a desirable price.  Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in each Fund.

Small-Sized Companies.  Each Fund is subject to small-sized companies risk.  Stocks of smaller companies carry higher risks than stocks of larger companies.  Smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.  In many instances, the frequency and volume of trading in small-cap stocks are substantially less than stocks of larger companies.  As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid.  Stocks of smaller companies can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.

Convertible Securities.  Value Choice Fund is subject to convertible securities risk.  The value of convertible securities may fall when interest rates rise.  Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities.  Value Choice Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Derivatives.  Value Choice Fund is subject to derivatives risk.  Derivatives are subject to the risk of change in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to the changes in interest rates.  The use of certain derivatives may have a leveraging effect which may increase the volatility of Value Choice Fund and may reduce its returns.

Mid-Sized Companies.  MidCap Value Fund and Value Choice Fund are both subject to mid-sized companies risk.  Value Choice Fund invests in securities of larger companies, which sometimes have more stable prices than smaller companies, and may, however, invest in securities of mid-sized companies.  Stocks of mid-sized companies may be more susceptible to greater price volatility than those of larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.  They tend to be more volatile and less liquid than stocks of larger companies.

Foreign Investing.  Value Choice Fund is subject to the risk of investing in foreign securities.  Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments.  Foreign investments may also be affected by administrative difficulties such as delays in clearing and settling transactions.  Additionally, securities of foreign companies may be denominated in foreign currencies.  Exchange rate fluctuations may reduce or eliminate gains or create losses.  Hedging strategies intended to reduce this risk may not perform as expected.  ADRs are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security.  These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.  To the extent that Value Choice Fund invests in emerging market countries, the risks of foreign investing may be greater, as these countries may be less politically and economically stable than other countries.  It also may be more difficult to buy and sell securities in emerging market countries.

Comparison of Portfolio Characteristics

The following table compares certain characteristics of the Funds as of November 30, 2006:

	MidCap Value Fund (Disappearing Fund)		SmallCap Value Fund (Disappearing Fund)		Value Choice Fund (Surviving Fund)
Net Assets	$83,867,058		$57,359,415		$168,213,524
Number of Holdings	41		48		90
Portfolio Turnover Rate(1)	15%		7%		17%
Average market capitalization of companies in the Fund	$2,393,521,203		$1,004,255,310		$1,827,901,280
Market capitalization range of companies in Fund:
Holdings in companies with market capitalizations over $10 billion (as a % of market value*)	2.4%		—		15.7%
Holdings in companies with market capitalizations between $10 billion and $5 billion (as a % of market value*)	3.6%		1.9%		14.3%
Holdings in companies with market capitalizations under $5 billion (as a % of market value*)	94.0%		98.1%		70.0%
Top 5 Industries (as % of net assets)	Auto Parts & Equipment	21.8%	Auto Parts & Equipment	25.1%	Mining	19.4%
	Food	12.2%	Telecomm	9.7%	Electric	9.0%
	Electronics	9.6%	Insurance	7.5%	Food	9.0%
	Computers	9.1%	Electronics	6.0%	Forest Products	5.4%
	Telecomm	7.7%	Food	5.8%	Transportation	4.5%
U.S. Equity Securities (as a % of market value*)	95.6%		96.0%		57.1%
Foreign Securities (as a % of market value*)	4.4%		4.0%		42.9%
Top 10 Holdings (as a % of net assets)	Tenet Healthcare Corp.	4.6%	ArvinMeritor, Inc.	4.5%	Tyson Foods, Inc.	4.0%
	Chemtura Corp.	4.3%	Tecumseh Products	4.1%	Apex Silver Mines Ltd.	3.4%
	Solectron Corp.	4.3%	Visteon Corp.	3.8%	Anglogold Ashanti Ltd. ADR	3.1%
	ArvinMeritor, Inc.	4.1%	Superior Industries Intl.	3.6%	AGCO Corp.	2.9%
	Unisys Corp.	3.8%	Lear Corp.	3.5%	Newcrest Mining Ltd.	2.6%

MidCap Value Fund (Disappearing Fund)		SmallCap Value Fund (Disappearing Fund)		Value Choice Fund (Surviving Fund)
Goodyear Tire & Rubber	3.6%	Agere Systems, Inc.	3.5%	Lihir Gold Ltd.	2.5%
Lear Corp.	3.4%	American Axle & Manu. Hldgs., Inc.	3.3%	Puget Energy, Inc.	2.4%
Sanmina-SCI Corp.	3.4%	Adaptec, Inc.	3.2%	Smithfield Foods, Inc.	2.2%
Huntsman Corp.	3.1%	Gateway, Inc.	3.0%	Bowater, Inc.	2.0%
Delphi Corp.	3.0%	Goodyear Tire & Rubber	2.9%	Alumina Ltd. ADR	1.9%

(1)	For the six months ended November 30, 2006.
*	Excluding fixed-income securities and short-term investments.

Comparison of Fund Performance

Relative Performance

The following table shows, for the periods shown, the (unaudited) average annual total return for: (i) Class A shares of MidCap Value Fund; (ii) Class A shares of SmallCap Value Fund; (iii) Class A Shares of Value Choice Fund; (iv) the Russell 2000® Value Index; (v) the Russell 2000® Index; (vi) the Russell Midcap® Value Index; and (vii) the Russell Midcap® Index.  The Russell MidCap® Index is the primary index for MidCap Value Fund and Value Choice Fund, and the Russell 2000® Value Index is the primary index for SmallCap Value Fund.  Performance of the Funds in the table below does not reflect the deduction of sales loads, and would be lower if it did.  An index has an inherent performance advantage over the Funds since the index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses.  An investor cannot invest directly in an index.  Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges.  Each Fund’s past performance is not an indication of its future performance.

Calendar Year/Period Ended	MidCap Value Fund	SmallCap Value Fund	Value Choice Fund(1)	Russell 2000® Value Index(2)	Russell 2000® Index(3)	Russell Midcap® Value Index(4)	Russell Midcap® Index(5)
2006	22.33%	9.37%	26.31%	23.48%	18.37%	20.22%	15.26%
2005	(7.83)%	(7.37)%	N/A	4.71%	4.55%	12.65%	12.65%
2004	14.90%	19.29%	N/A	22.25%	18.33%	23.71%	20.22%
2003	60.87%	57.78%	N/A	46.03%	47.25%	38.07%	40.06%

(1)	Effective December 15, 2006, the Fund changed its name to “ING Value Choice Fund” from “ING MidCap Value Choice Fund.”
(2)	The Russell 2000® Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
(3)	The Russell 2000® Index is an unmanaged index that measures the performance of securities of small U.S. companies.
(4)	The Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.
(5)

The Russell Midcap® Index is an unmanaged index that measures the performance for the 800 smallest companies in the Russell 1000® Index, which represent approximately 26% of the total market capitalization of the Russell 1000® Index.

Calendar Year-By-Year Returns – MidCap Value Fund

Set forth below is the unaudited performance information for each Fund. The bar charts and table below provide some indication of the risks of investing in each Fund by showing changes in the performance of each Fund’s Class A shares from year to year and by comparing each Fund’s performance to that of a broad-based securities market index.  Class B, Class C, Class I and Class Q shares will have different performance due to differing expenses.  Past performance (before and after taxes) is not necessarily an indication of how the Funds will perform in the future.

MidCap Value Fund

Calendar Year-by-Year Returns(1)(2)

The bar chart shows the performance of MidCap Value Fund’s Class A shares for each year since inception.

(1)	These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2)	During the period shown in the chart, the Fund’s best quarterly performance was 37.54% for the 2nd quarter of 2003, and the Fund’s worst quarterly performance was (10.43)% for the 1st quarter of 2003.

Calendar Year-By-Year Returns – SmallCap Value Fund

SmallCap Value Fund

Calendar Year-by-Year Returns(1)(2)

The bar chart shows the performance of SmallCap Value Fund’s Class A shares for each year since inception.

(1)	These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2)	During the period shown in the chart, the Fund’s best quarterly performance was 32.38% for the 2nd quarter of 2003, and the Fund’s worst quarterly performance was (14.63)% for the 1st quarter of 2003.

Calendar Year-By-Year Returns – Value Choice Fund

Value Choice Fund

Calendar Year-Year- Returns(1)(2)

The bar chart shows the performance of Value Choice Fund’s Class A shares for each year since inception.

(1)	These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.
(2)	During the period shown in the chart, the Fund’s best quarterly performance was 11.00% for the 1st quarter of 2006, and the Fund’s worst quarterly performance was 1.29% for the 3rd quarter of 2006.

Average Annual Total Return

(For the periods ended November 30, 2006)

The table set forth below shows the (unaudited) average annual total return (before and after taxes) for each Disappearing Fund and the Acquiring Fund over time for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. The after-tax returns shown for each Fund are for Class A shares only; after-tax returns for other classes will vary.

	1 Year	5 Years	Since Inception of Class A(1) (5)	Since Inception of Class B(1) (5)	Since Inception of Class C(1) (5)	Since Inception of Class I(1) (6)	Since Inception of Class Q(1) (7)
Midcap Value Fund
Class A – Before Taxes	9.13%	—	6.06%	—	—	—	—
Class A – After Taxes on Distributions(2)	5.07%	—	4.68%	—	—	—	—
Class A – After Taxes on Distributions and Sale of Fund Shares(2)	7.27%	—	4.51%	—	—	—	—
Class B – Before Taxes	10.03%	—	—	6.60%	—	—	—
Class C – Before Taxes	13.91%	—	—	—	6.93%	—	—
Class I – Before Taxes	16.03%	—	—	—	—	7.52%	—
Class Q – Before Taxes	15.79%	—	—	—	—	—	6.59%
Russell Midcap® Value Index(3)	20.16%	—	15.99%	15.99%	15.99%	15.90%	15.28%
Russell Midcap® Index(8)	16.47%	—	13.49%	13.49%	13.49%	14.00%	13.58%

SmallCap Value Fund
Class A – Before Taxes	0.40%	—	9.39%	—	—	—	—
Class A – After Taxes on Distributions(2)	(6.19)%	—	7.18%	—	—	—	—
Class A – After Taxes on Distributions and Sale of Fund Shares(2)	1.74%	—	7.09%	—	—	—	—
Class B – Before Taxes	1.75%	—	—	10.01%	—	—	—
Class C – Before Taxes	4.95%	—	—	—	10.52%	—	—
Class I – Before Taxes	6.82%	—	—	—	—	10.65%	—
Class Q – Before Taxes	6.68%	—	—	—	—	—	9.25%
Russell 2000® Value Index(4)	21.47%	—	15.42%	15.42%	15.42%	15.56%	13.50%
Russell 2000® Index(9)	17.43%	—	11.97%	11.97%	11.97%	12.85%	11.23%

Value Choice Fund
Class A – Before Taxes	19.01%	—	20.85%	—	—	—	—
Class A – After Taxes on Distributions(2)	18.17%	—	20.19%	—	—	—	—
Class A – After Taxes on Distributions and Sale of Fund Shares(2)	12.58%	—	17.61%	—	—	—	—
Class B – Before Taxes	20.21%	—	—	22.05%	—	—	—
Class C – Before Taxes	24.33%	—	—	—	24.39%	—	—
Class I – Before Taxes	26.51%	—	—	—	—	27.36%	—
Russell Midcap® Value Index(3)	20.22%	—	18.59%	18.59%	18.59%	17.11%	—
Russell Midcap® Index(8)	15.26%	—	16.11%	16.11%	16.11%	14.13%	—

(1)

Class A shares of MidCap Value Fund commenced operations on February 1, 2002. Class B and Class C shares of MidCap Value Fund commenced operations on February 4, 2002. Class I shares of MidCap Value Fund commenced operations on March 4, 2002. Class Q shares of MidCap Value Fund commenced operations on April 17, 2002. Class A shares of SmallCap Value Fund commenced operations on February 1, 2002. Class B and Class C shares of SmallCap Value Fund commenced operations on February 4, 2002. Class I shares of SmallCap Value Fund commenced operations on March 6, 2002. Class Q shares of SmallCap Value Fund commenced operations on April 30, 2002. Class A and Class B shares of Value Choice Fund commenced operations on February 1, 2005. Class C shares of Value Choice Fund commenced operations on February 7, 2005. Class I shares of Value Choice Fund commenced operations on September 16, 2005.

(2)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to shareholders who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B, Class C, Class I and Class Q shares will vary from the after-tax returns presented for Class A shares.
(3)	The Russell MidCap® Value Index is an unmanaged index that measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.
(4)	The Russell 2000® Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
(5)

The index returns for Class A, Class B and Class C shares of MidCap Value Fund and SmallCap Value Fund are for the period beginning February 1, 2002. The index returns for Class A, Class B and Class C shares of Value Choice Fund are for the period beginning February 1, 2005.

(6)

The index returns for Class I shares of MidCap Value Fund and SmallCap Value Fund are for the period beginning March 1, 2002. The index returns for Class I shares of Value Choice Fund are for the period beginning September 15, 2005.

(7)	The index returns for Class Q shares are for the period beginning May 1, 2002.
(8)

The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 26% of the total market capitalization of the Russell 1000® Index.

(9)	The Russell 2000® Index is an unmanaged index that measures the performance of securities of small U.S. companies.

For a discussion by the sub-adviser regarding the performance of Value Choice Fund for the fiscal year ended May 31, 2006, see Appendix A to this Proxy Statement/Prospectus.  Additional information about Value Choice Fund is included in Appendix C to this Proxy Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Funds.  For further information on the fees and expenses of Value Choice Fund, see “Appendix C: Additional Information Regarding ING Value Choice Fund.”

Management Fees

Each Fund pays its investment adviser, ING Investments, a management fee, payable monthly, based on the average daily net assets of the Fund. The following table shows the aggregate annual management fees paid by each Fund for the most recent fiscal year as a percentage of that Fund’s average daily net assets:

Fund	Management Fees

SmallCap Value Fund	0.94%

MidCap Value Fund	0.94%

Value Choice Fund	1.00%

If the shareholders approve either Reorganization, the Surviving Fund will pay a management fee of 1.00% on the Fund’s average daily net assets.

Sub-Adviser Fees

ING Investments pays Brandes, the sub-adviser to each Disappearing Fund, a sub-advisory fee payable monthly, based on the average daily net assets of the applicable Fund.  ING Investments pays Tradewinds, the sub-adviser to the Surviving Fund, a sub-advisory fee payable monthly, based on the average daily net assets of the Fund.  The following table shows the aggregate annual sub-advisory fee paid by the Adviser to the Sub-Adviser for the most recent fiscal year end as a percentage of that Fund’s average daily net assets.

Fund	Sub-Advisory Fees

SmallCap Value Fund	0.70% of the first $50 million and 0.60% thereafter of the Fund’s average daily net assets.

MidCap Value Fund	0.70% of the first $50 million and 0.60% thereafter of the Fund’s average daily net assets.

Value Choice Fund	0.50% on the initial $250 million and 0.55% thereafter at any aggregate asset level of the Fund’s average daily net assets.

If the shareholders approve either Reorganization, ING Investments will pay Tradewinds a sub-advisory fee of 0.50% on the initial $250 million and 0.55% thereafter of the Surviving Fund’s average daily net assets.

Administration Fees

Each Fund pays an annual administration fee of 0.10% of its average daily net assets.  If shareholders approve either Reorganization, the Surviving Fund will pay an annual administration fee of 0.10% of the Fund’s average daily net assets.

Distribution and Service Fees

Each Fund pays the distribution (12b-1) and/or service fees for each Class of shares as described in the table entitled “Annual Fund Operating Expenses.”

Expense Limitation Arrangements

ING Investments has entered into written expense limitation agreements with the Funds, under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The expense limits will continue through at least October 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms, unless ING Investments provides written notice of termination of the expense limitation agreement within ninety (90) days of the end of the then current term or upon termination of the investment management agreement. Pursuant to this expense limitation agreement, the expense limits for Value Choice Fund are 1.50%, 2.25%, 2.25% and 1.25% for Class A, Class B, Class C and Class I shares, respectively, and the expense limits for MidCap Value Fund and SmallCap Value Fund are 1.75%, 2.50%, 2.50%, 1.50% and 1.75% for Class A, Class B, Class C, Class I and Class Q shares, respectively. The Board of Trustees has approved extending the expense limitation agreement for the Surviving Fund if either Reorganization is approved by shareholders until October 1, 2009. There is no assurance that the expense limitation agreement will remain in effect after this date.

Expense Tables

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Funds.  The following table shows the fees and expenses for Class A, Class B, Class C, Class I and Class Q shares of each Fund.

Transaction Fees on New Investments
(fees paid directly from your investment)

	Class A(1)(2)	Class B(1)	Class C(1)	Class I	Class Q(7)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%(3)	None	None	None	None

Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or redemption proceeds)	None(4)	5.00%(5)	1.00%(6)	None	None

(1)	The Funds do not impose any front-end sales charge (load) on reinvested dividends or distributions.
(2)

Class Q shareholders of each Disappearing Fund that are transitioned to Class A shares of Value Choice Fund in the Reorganization are not subject to sales charges on future purchases of Class A shares of Value Choice Fund for the life of their account.

(3)	Reduced for purchases of $50,000 and over. See “Class A Shares: Initial Sales Charge Alternative” in Appendix C.
(4)

A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more.  See “Class A Shares:  Initial Sales Charge Alternative” in Appendix C.

(5)	Imposed upon redemptions within 6 years of purchase. The fee has scheduled reductions after the first year. See “Class B Shares: Deferred Sales Charge Alternative” in Appendix C.
(6)	Imposed upon redemptions within 1 year from purchase. See “Class C Shares: Deferred Sales Charge” in Appendix C.
(7)	Class Q shares are not offered by Value Choice Fund.

None of the Funds have any redemption fees, exchange fees or sales charges on reinvested dividends.

Annual Fund Operating Expenses Tables

The following tables show the current expenses of each of the Funds and estimated pro forma expenses, giving effect to (i) the proposed Reorganization of MidCap Value Fund into Value Choice Fund (assumes the Reorganization of SmallCap Value Fund does not occur); (ii) the proposed Reorganization of SmallCap Value Fund into Value Choice Fund (assumes the Reorganization of MidCap Value Fund does not occur); and (iii) the proposed Reorganization of both Disappearing Funds into Value Choice Fund.  Expenses of the Funds are based upon the operating expenses incurred by Class A, Class B, Class C, Class I and Class Q shares for each of the Disappearing Funds (as applicable) and by Class A, Class B, Class C and Class I shares for the Surviving Fund for each Fund’s most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, the investment adviser to each Fund, has agreed.  The pro forma fees show estimated fees of Value Choice Fund after giving effect to the proposed Reorganizations as adjusted to reflect contractual changes.  Value Choice Fund pro forma numbers are estimated in good faith and are hypothetical.

Annual Fund Operating Expenses
as of November 30, 2006(1)
(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)

		Management Fees	Distribution (12b-1) and Shareholder Servicing Fees	Other Expenses(2)	Total Fund Operating Expenses	Waivers, Reimbursement, and Recoupment(3)	Net Fund Operating Expenses
Class A
MidCap Value Fund	%	0.94	0.25	0.31	1.50	0.00	1.50
SmallCap Value Fund	%	0.94	0.25	0.53	1.72	0.00	1.72
Value Choice Fund	%	1.00	0.25	0.31	1.56	(0.06)	1.50
Surviving Fund After the Reorganization with MidCap Value Fund only (Estimated Pro Forma) (Unaudited)%		1.00	0.25	0.31	1.56	(0.06)	1.50
Surviving Fund After the Reorganization with SmallCap Value Fund only (Estimated Pro Forma) (Unaudited)%		1.00	0.25	0.36	1.61	(0.11)	1.50
Surviving Fund After the Reorganization with both Disappearing Funds (Estimated Pro Forma) (Unaudited)%		1.00	0.25	0.33	1.58	(0.08)	1.50
Class B
MidCap Value Fund	%	0.94	1.00	0.31	2.25	0.00	2.25
SmallCap Value Fund	%	0.94	1.00	0.53	2.47	0.00	2.47
Value Choice Fund	%	1.00	1.00	0.31	2.31	(0.06)	2.25

	Management Fees	Distribution (12b-1) and Shareholder Servicing Fees	Other Expenses(2)	Total Fund Operating Expenses	Waivers, Reimbursement, and Recoupment(3)	Net Fund Operating Expenses
Surviving Fund After the Reorganization with MidCap Value Fund only (Estimated Pro Forma) (Unaudited)%	1.00	1.00	0.31	2.31	(0.06)	2.25
Surviving Fund After the Reorganization with SmallCap Value Fund only (Estimated Pro Forma) (Unaudited)%	1.00	1.00	0.36	2.36	(0.11)	2.25
Surviving Fund After the Reorganization with both Disappearing Funds (Estimated Pro Forma) (Unaudited)%	1.00	1.00	0.33	2.33	(0.08)	2.25
Class C %
MidCap Value Fund %	0.94	1.00	0.31	2.25	0.00	2.25
SmallCap Value Fund %	0.94	1.00	0.53	2.47	0.00	2.47
Value Choice Fund %	1.00	1.00	0.31	2.31	(0.06)	2.25
Surviving Fund After the Reorganization with MidCap Value Fund only (Estimated Pro Forma) (Unaudited)%	1.00	1.00	0.31	2.31	(0.06)	2.25
Surviving Fund After the Reorganization with SmallCap Value Fund only (Estimated Pro Forma) (Unaudited)%	1.00	1.00	0.36	2.36	(0.11)	2.25
Surviving Fund After the Reorganization with both Disappearing Funds (Estimated Pro Forma) (Unaudited)%	1.00	1.00	0.33	2.33	(0.08)	2.25

		Management Fees	Distribution (12b-1) and Shareholder Servicing Fees	Other Expenses(2)	Total Fund Operating Expenses	Waivers, Reimbursement, and Recoupment(3)	Net Fund Operating Expenses
Class I
MidCap Value Fund	%	0.94	0.00	0.31	1.25	0.00	1.25
SmallCap Value Fund	%	0.94	0.00	0.56	1.40	0.00	1.40
Value Choice Fund	%	1.00	0.00	0.25	1.25	(0.06)	1.19
Surviving Fund After the Reorganization with MidCap Value Fund only (Estimated Pro Forma) (Unaudited)%		1.00	0.00	0.31	1.31	(0.06)	1.25
Surviving Fund After the Reorganization with SmallCap Value Fund only (Estimated Pro Forma) (Unaudited)%		1.00	0.00	0.34	1.34	(0.11)	1.23
Surviving Fund After the Reorganization with both Disappearing Funds (Estimated Pro Forma) (Unaudited)%		1.00	0.00	0.33	1.33	(0.08)	1.25
Class Q
MidCap Value Fund	%	0.94	0.25	0.31	1.50	0.00	1.50
SmallCap Value Fund	%	0.94	0.25	0.46	1.65	0.00	1.65
Value Choice Fund	%	N/A	N/A	N/A	N/A	N/A	N/A
Surviving Fund After the Reorganization with MidCap Value Fund only (Estimated Pro Forma) (Unaudited)%		1.00	0.25	0.36	1.56	(0.06)	1.50
Surviving Fund After the Reorganization with SmallCap Value Fund only (Estimated Pro Forma) (Unaudited)%		0.94	0.25	0.36	1.61	(0.11)	1.50
Surviving Fund After the Reorganization with both Disappearing Funds (Estimated Pro Forma) (Unaudited)(4)%		0.94	0.25	0.33	1.58	(0.08)	1.50

(1)	The fiscal year end for each Fund is May 31.

(2)	ING Funds Services, LLC receives an annual administrative fee equal to 0.10% of each Fund’s average daily net assets.
(3)

ING Investments has entered into written expense limitation agreements with each Fund under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of each Fund’s expenses waived, reimbursed or recouped during the last fiscal year by ING Investments is shown under the heading “Waivers, Reimbursements and Recoupment.”  The expense limit for each Fund is shown as “Net Fund Operating Expenses.” The expense limits will continue through at least October 1, 2007. The Board of Trustees has approved extending the expense limitation agreement until October 1, 2009 if either Reorganization is approved.  The expense limitation agreements are contractual and shall renew for the Value Choice Fund automatically for one-year terms unless ING Investments provides written notice of the termination of an expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.

(4)	Class Q shares of each Disappearing Fund will convert to Class A shares of the Surviving Fund in the Reorganization. Class A expenses are reflected.

Examples.  The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund.  The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganizations for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown.  Your actual costs may be higher or lower.

	MidCap Value Fund				SmallCap Value Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,022	$1,346	$2,263	$740	$1,086	$1,455	$2,488
Class B*	$728	$1,003	$1,405	$2,396	$750	$1,070	$1,516	$2,621
Class C	$328	$703	$1,205	$2,585	$350	$770	$1,316	$2,806
Class I	$127	$397	$686	$1,511	$143	$443	$766	$1,680
Class Q***	$153	$474	$818	$1,791	$168	$520	$897	$1,955

	Value Choice Fund				Value Choice Fund Pro Forma: MidCapValue Fund Only**
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A(1)	$719	$1,034	$1,371	$2,320	$719	$1,022	$1,359	$2,309
Class B*(1)	$728	$1,016	$1,430	$2,453	$728	$1,003	$1,418	$2,443
Class C(1)	$328	$716	$1,230	$2,641	$328	$703	$1,218	$2,631
Class I(1)	$121	$391	$681	$1,506	$127	$397	$700	$1,562

	Value Choice Fund Pro Forma: SmallCap Value Fund Only**				Value Choice Fund Pro Forma: the Funds Combined**
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A(1)	$719	$1,022	$1,370	$2,348	$719	$1,022	$1,363	$2,325
Class B*(1)	$728	$1,003	$1,429	$2,482	$728	$1,003	$1,422	$2,459
Class C(1)	$328	$703	$1,229	$2,669	$328	$703	$1,222	$2,646
Class I(1)	$125	$390	$701	$1,582	$127	$397	$705	$1,579

You would pay the following expenses if you did not redeem your shares:

	MidCap Value Fund				SmallCap Value Fund
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class B*	$228	$703	$1,205	$2,396	$250	$770	$1,316	$2,621
Class C	$228	$703	$1,205	$2,586	$250	$770	$1,316	$2,806

	Value Choice Fund				Value Choice Fund Pro Forma: the MidCapValue Fund Only**
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class B*	$228	$716	$1,230	$2,453	$228	$703	$1,218	$2,443
Class C	$228	$716	$1,230	$2,641	$228	$703	$1,218	$2,631

	Value Choice Fund Pro Forma: SmallCap Value Fund Only**				Value Choice Fund Pro Forma: the Funds Combined**
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class B*(1)	$228	$703	$1,229	$2,482	$228	$703	$1,222	$2,459
Class C(1)	$228	$703	$1,229	$2,669	$228	$703	$1,222	$2,646

(1)	The examples reflect the contractual expense limits for the one- and three-year period and the first three years of the five- and ten-year periods.
*	The ten-year calculations for Class B shares assume conversion of the Class B shares to Class A shares at the end of the eighth year following the date of purchase.
**	Estimated.
***	Class Q shares of each Disappearing Fund will convert to Class A shares of the Surviving Fund in the Reorganization.

Sale of Securities Prior to Closing

If shareholders approve either Reorganization, it is anticipated that each Disappearing Fund will liquidate all, or a significant portion of, its portfolio securities prior to the Closing to effectuate the Reorganization. Such a liquidation will entail transaction costs and may result in the realization of taxable gains or losses to the respective Disappearing Fund shareholders. It is anticipated that the Disappearing Fund will engage a transition manager (or alternatively ING Investments or the Sub-Adviser) to liquidate the securities of the Disappearing Fund, as instructed by the Board, in a manner that is in the best interest of shareholders of the Disappearing Fund.  Following the liquidation, each Disappearing Fund may temporarily invest up to 100% of its assets in either (i) high quality debt securities, including short-term money market instruments; or (ii) futures or other derivatives to permit investors to have exposure to the equity markets. To the extent that the Disappearing Fund invests in these instruments, it will not be pursuing its investment objective by investing in equity securities.

Shareholders should review the discussion in “Tax Considerations” below and consult their tax advisors regarding the effect, if any, of the respective Reorganization in light of their individual circumstances.

Key Differences in Rights of the Shareholders of each Disappearing Fund and the Surviving Fund

Each Fund is organized as a series of ING Equity Trust, a Massachusetts business trust, and is governed by the same Declaration of Trust. As such, there are no key differences in the rights of shareholders of the Funds.

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Agreements

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreements.  Significant provisions of the Reorganization Agreements are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreements, copies of which are attached as Appendix B-1 and Appendix B-2.

The Reorganization Agreements provide for (i) the transfer, as of the Closing Date, of all of the assets of each Disappearing Fund in exchange for shares of beneficial interest of the Surviving Fund and the assumption by the Surviving Fund of each Disappearing Fund’s known liabilities, as set forth in that Fund’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of the Surviving Fund to shareholders of each Disappearing Fund, as provided for in the Reorganization Agreements.  The Disappearing Funds will then be liquidated.  The consummation of one Reorganization shall not, however, be contingent on the consummation of the other Reorganization.

Each Class A, Class B, Class C and Class I shareholder of each Disappearing Fund will hold, immediately after the Closing Date, shares of the corresponding class of the Surviving Fund having an aggregate value equal to the aggregate value of the shares of the corresponding class of each Disappearing Fund held by that shareholder as of the Closing Date.  Each Class Q shareholder of each Disappearing Fund will hold, immediately after the Closing Date, shares of Class A of the Surviving Fund having an aggregate value equal to the aggregate value of Class Q shares of each Disappearing Fund held by that shareholder as of the Closing Date.  In the interest of economy and convenience, shares of the Surviving Fund generally will not be represented by physical certificates.

Until the Closing Date, shareholders of each Disappearing Fund will continue to be able to redeem their shares.  Redemption requests received after the Closing Date will be treated as requests received by the Surviving Fund for the redemption of its shares.

The obligations of the Funds under each Reorganization Agreement are subject to various conditions, including approval of the shareholders of the Disappearing Fund.  Each Reorganization Agreement also requires that each Fund takes, or causes to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by each Reorganization Agreement.  Each Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix B-1 and Appendix B-2 to review the terms and conditions of each Reorganization Agreement.

Reasons for the Reorganizations

Each Reorganization is one of several reorganizations that have taken place among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and confusion about overlapping funds.  ING Investments also believes that the reorganizations may benefit Fund shareholders by resulting in a surviving fund with a greater asset base.  This is expected to provide greater investment opportunities for the Surviving Fund and the potential to take larger portfolio positions.

The proposed Reorganizations were initially presented for consideration to, and were approved by, the Board of Trustees of each Fund at a meeting held on November 9, 2006.  The Trustees of the Funds, including all of the Trustees who are not “interested persons” (as defined in the 1940 Act) of each Fund, respectively, determined that the interests of the shareholders of each Fund will not be diluted as a result of the proposed Reorganizations, and that the proposed Reorganizations are in the best interests of the Funds and their shareholders.

The Reorganizations will allow shareholders of each Disappearing Fund to continue to participate in a professionally-managed portfolio that seeks long-term capital appreciation.

As shareholders of the Surviving Fund, shareholders will be able to continue to exchange into the ING Funds that offer the same Class of shares in which such shareholder is currently invested.  A list of the ING Funds and the Classes available at or shortly after each Reorganization is contained in Appendix D.

Board Considerations

In approving the Reorganizations, based upon their evaluation of all relevant information, the Board of Trustees considered that, following each Reorganization, shareholders of each Disappearing Fund will be invested in a professionally-managed portfolio that seeks long-term capital appreciation and invests in value-oriented securities.  In addition, the Board considered the following, among other factors, in recommending the proposed transaction:

•	The terms and conditions of the Reorganizations, including the potential benefits to shareholders of the Funds.

•	The historical performance of the Disappearing Funds and the Surviving Fund in relation to each other and their relevant benchmark indices.

•

The similarities and differences between the investment objectives, policies and restrictions of each Disappearing Fund with the Surviving Fund. In particular, the Board took into account the comparability of each Disappearing Fund with the Surviving Fund, including the value orientation of each Fund. The Board also considered the potential tax consequences and other costs to shareholders of the realignment of each Disappearing Fund with the Surviving Fund. The Board was informed by ING Investments that the preferred approach to effectuate each Reorganization was to liquidate all, or a significant portion of, the portfolio securities of each Disappearing Fund. The Board considered the costs of such liquidation and determined that such costs should be borne by shareholders of the respective Disappearing Fund prior to the Closing. The Board considered these costs in relation to the potential benefits to shareholders of each Disappearing Fund from the respective Reorganization.

•

The direct and indirect federal income taxation consequences of the Reorganizations on Fund shareholders, including that each Reorganization is intended to qualify for federal income tax purposes as a tax-free Reorganization.

•

The fees or expenses that will be borne directly or indirectly by the Funds in connection with the Reorganizations. In particular, the Board considered that ING Investments (or its affiliate) will bear half the cost of the Reorganizations and the Disappearing Funds will bear the other half of the expenses relating to the proposed Reorganizations.

•	The recent outflows experienced by the Disappearing Funds.

•	That the interest of existing shareholders of the Funds will not be diluted as a result of the Reorganizations.

•

The effects of the Reorganizations on annual Fund operating expenses and shareholder fees and services, including the gross and net expense ratios of the Disappearing Funds and the Surviving Fund before the Reorganizations and the estimated expense ratio of the combined Fund after the Reorganizations on a pro forma basis. The Board also considered the written expense limitation agreement in place between ING Investments and Value Choice Fund and approved extending the expense limitation agreement for the Surviving Fund if either Reorganization is approved by shareholders until August 1, 2009.

•

The relative annual rates of advisory fees payable by the Disappearing Funds and the Surviving Fund. The Board considered that the Surviving Fund will have a slightly higher management fee, but each proposed Reorganization is expected to result in the same or lower expenses for all Classes of each Disappearing Fund.

•	Whether participation in the Reorganizations is in the best interests of Fund shareholders.

•	The alternatives available to the Disappearing Funds.

The Board of Trustees also considered the future potential benefits to ING Investments in that its costs to administer the Funds may be reduced if the Reorganizations are approved.

The Trustees of each Disappearing Fund recommend that shareholders approve the Reorganizations with Value Choice Fund.

Tax Considerations

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code.  Accordingly, pursuant to this treatment, neither the Disappearing Funds nor their shareholders, nor the Surviving Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreements.  As a condition to the closing of the Reorganizations, the Funds will receive an opinion from the law firm of Dechert LLP to the effect that each Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Immediately prior to the Reorganizations, each Disappearing Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of each Disappearing Fund’s investment company taxable income for taxable years ending on or prior to each Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to each Reorganization (after reduction for any available capital loss carryforward).  Such dividends will be included in the taxable income of each Disappearing Fund’s shareholders.

As of November 30, 2006, MidCap Value Fund and SmallCap Value Fund did not have any capital loss carryforwards.  Value Choice Fund had accumulated no capital loss carryforwards.  After the Reorganization, the losses of each Disappearing Fund generally will be available to Value Choice Fund to offset its capital gains, although a portion of the amount of these losses that may offset Value Choices Fund’s capital gains in any given year will be limited due to this Reorganization. The ability of Value Choice Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards currently are available only to pre-reorganization shareholders of each Fund. After the Reorganization, however, these benefits will inure to the benefit of all post-reorganization shareholders of Value Choice Fund.

Expenses of the Reorganizations

ING Investments (or its affiliate) will bear half the cost of the Reorganizations.  The Disappearing Funds will bear the other half of the expenses relating to the proposed Reorganizations, including, but not limited to, costs associated with preparation of each Registration Statement, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.  Of the expenses of the Reorganizations allocated to the Funds, each Fund will bear a pro rata portion based on its relative net asset value immediately before Closing.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Form of Organization

Each Fund is a diversified series of ING Equity Trust, an open-end, management investment company organized as a Massachusetts business trust.  ING Equity Trust is governed by a Board of Trustees consisting of ten members.  For more information on the history of ING Equity Trust, see each Fund’s SAI.

Advisers

ING Investments, an Arizona limited liability company, serves as the investment adviser to each of the Funds. ING Investments has overall responsibility for the management of the Funds. ING Investments provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April 1995 and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of June 30, 2006, ING Investments managed over $46 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  ING Investments receives a monthly fee for its services based on the average daily net assets of each of the Funds.

Sub-Advisers

ING Investments has engaged a sub-adviser to provide the day-to-day management of each Fund.  ING Investments is responsible for monitoring the investment programs and performance of the sub-adviser.  Under the terms of the sub-advisory agreements, the agreement can be terminated by either ING Investments or a Fund’s Board.  In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Funds.

For information regarding the basis for the Board’s approval of portfolio management relationships, please refer to the annual shareholder report, dated May 31, 2006, for the Funds.  ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of the Funds’ assets and the purchase and sale of portfolio securities.

As noted in the section "Summary" above, Value Choice Fund is externally sub-advised by Tradewinds and David Iben, who will be responsible for the day-to-day management of the combined Fund after the Reorganizations and will manage the combined Fund under the same investment objective and strategies as Value Choice Fund; each Disappearing Fund is sub-advised by Brandes.  For more information on the sub-adviser for the Surviving Fund, please see the "Shareholder Guide" on page C-11.  The table below is designed to show you how a composite of similar mid-cap value investment accounts managed by Tradewinds performed over various periods in the past.

The Tradewinds Small/Mid Cap Value Composite is a composite of the performance of all actual fee-paying, fully discretionary small/mid cap value accounts having at least $2 million in net assets under management managed by Tradewinds for at least one month or 90% invested prior to the beginning of a calendar quarter beginning November 1, 2000. Each account in the composite has investment objectives, policies and strategies that are similar to those of Value Choice Fund. The accounts included in the composite may include separate accounts, registered mutual funds, private investments funds and other client accounts.

The table below shows the returns for the Tradewinds Small/Mid Cap Value Composite compared with the Russell Midcap® Value Index and the Russell Midcap® Index on an annual basis as of December 31 of prior years. This information is designed to demonstrate the historical track record of Tradewinds. It does not indicate how Value Choice Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

Annual Total Returns(1)

(As of December 31 each year)

	Tradewinds Small/Mid Cap Value Composite % (with no sales charge)(2)	Russell MidCap® Value Index(3)(%)	Russell MidCap® Index(4)(%)
2005	20.12%	12.65%	12.65%
2004	29.52%	23.71%	20.22%
2003	47.99%	38.07%	40.06%
2002	6.56%	(9.65)%	(16.18)%
2001	14.63%	2.33%	(5.62)%
2000 (11/1/00)(5)	10.03%	7.40%	(2.07)%

(1)	Performance results from November 1, 2000 through February 28, 2006, represent the performance of the previous sub-adviser, NWQ Investment Management Company, LLC, Tradewinds’ affiliate.
(2)	Reflects the deduction of the maximum applicable Class A sales charge of 5.75%.
(3)

The Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. It includes the reinvestment of dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing.

(4)

The Russell Midcap® Index is an unmanaged index that measures the 800 smallest companies out of the 1,000 largest U.S. companies based on total market capitalizations of the Russell Index. It includes the reinvestment of dividends and distributions, but does not reflect fees, brokerage commissions or other expenses of investing.

(5)	Index returns are for the period beginning November 1, 2000.

Except to the extent performance in the first column of the Average Annual Total Returns table has been adjusted to reflect the application of the maximum Class A sales charge, the performance reflected in the composite has not been calculated in compliance with the AIMR-PPS® and GIPS®, which differ from the method used by the SEC.

The net annual total returns for the Tradewinds Small/Mid Cap Value Composite were calculated on an asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The first column of performance numbers under the Average Annual Total Returns table reflects the deduction of the maximum front-end sales charge of the Class A shares of Value Choice Fund (5.75%) from a hypothetical investment made in the first year of the one-year, three-year, five-year and ten-year periods, respectively. The Annual Total Returns table for the Tradewinds Small/Mid Cap Value Composite does not reflect the deduction of any sales loads, which would have reduced those performance numbers. The accounts in the Tradewinds Small/Mid Cap Value Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Consequently, the performance results for the Tradewinds Small/Mid Cap Value Composite could have been adversely affected if the institutional private accounts included in the Tradewinds Small/Mid Cap Value Composite had been regulated as investment companies under the federal securities laws. The aggregate returns of the accounts in the Tradewinds Small/Mid Cap Value Composite may not reflect the returns of any particular account managed by Tradewinds.

Distributor

ING Funds Distributor, LLC (the “Distributor”), whose address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, is the principal distributor for the Funds and is a member of the NASD.

To obtain information about NASD member firms and their associated persons, you may contact the NASD at www.nasdr.com or the NASD BrokerCheck Hotline at 1-800-289-9999. An investment brochure describing the Public Disclosure Program is available from the NASD.

Dividends and Other Distributions

Each Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions.  Each Fund distributes capital gains, if any, on an annual basis.  Dividends and distributions of each Fund are automatically reinvested in additional shares of the respective Class of the particular Fund, unless the shareholder elects to receive distributions in cash.

If a Reorganization Agreement is approved by shareholders of a Disappearing Fund, then as soon as practicable before the Closing Date, the Disappearing Fund will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following tables show on an unaudited basis the capitalization of each of the Funds as of November 30, 2006 and on a pro forma basis as of November 30, 2006, giving effect to the Reorganizations.  The first table presents the capitalization of each Fund assuming that the Reorganization of MidCap Value Fund into Value Choice Fund is consummated, but not the Reorganization of SmallCap Value Fund.  The second table presents the capitalization of each Fund assuming that the Reorganization of SmallCap Value Fund into Value Choice Fund is consummated, but not the Reorganization of MidCap Value Fund.  The third table presents the capitalization of each Fund assuming that the Reorganizations with both Disappearing Funds are consummated.  The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization.

PRO FORMA:  Proposed Reorganization of MidCap Value Fund into Value Choice Fund

	Net Assets		Net Asset Value Per Share	Shares Outstanding
MidCap Value Fund

Class A	$35,857,103		$10.79	3,323,026
Class B	$22,947,095		$10.42	2,201,785
Class C	$24,191,263		$10.42	2,321,861
Class I	$855,847		$10.99	77,871
Class Q	$15,750		$10.77	1,463

Value Choice Fund

Class A	$119,980,369		$15.03	7,982,653
Class B	$9,971,446		$14.89	669,640
Class C	$38,248,890		$14.88	2,571,161
Class I	$12,819		$27.33	469

Pro Forma – Surviving Fund including MidCap Value Fund

Class A	$155,814,512	(1)(2)	$15.03	10,366,828	(3)
Class B	$32,893,779	(1)	$14.89	2,209,085	(3)
Class C	$62,414,048	(1)	$14.88	4,195,164	(3)
Class I	$867,742	(1)	$27.33	31,751	(3)

(1)                          Reflects adjustment for estimated one time merger expense of ($38,710), ($24,762), ($26,105) and ($923) on Class A, Class B, Class C and Class I, respectively.

(2)                          Reflects conversion of Class Q assets into Class A upon the Reorganization.

(3)                          Reflects new shares issued, net of retired shares of MidCap Value Fund of (939,899), (662,340), (697,858) and (46,589) on Class A, Class B, Class C and Class I, respectively.

PRO FORMA:  Proposed Reorganization of SmallCap Value Fund into Value Choice Fund

	Net Assets		Net Asset Value Per Share	Shares Outstanding
SmallCap Value Fund

Class A	$27,388,437		$10.78	2,540,891
Class B	$12,881,507		$10.35	1,245,086
Class C	$17,040,128		$10.33	1,649,582
Class I	$44,998		$10.95	4,110
Class Q	$4,345		$11.00	395

Value Choice Fund

Class A	$119,980,369		$15.03	7,982,653
Class B	$9,971,446		$14.89	669,640
Class C	$38,248,890		$14.88	2,571,161
Class I	$12,819		$27.33	469

Pro Forma – Surviving Fund including SmallCap Value Fund

Class A	$147,329,931	(1)(2)	$15.03	9,802,318	(3)
Class B	$22,832,629	(1)	$14.89	1,533,386	(3)
Class C	$55,262,133	(1)	$14.88	3,714,524	(3)
Class I	$57,746	(1)	$27.33	2,113	(3)

(1)                          Reflects adjustment for estimated one time merger expense of ($43,220), ($20,324), ($26,885) and ($71) on Class A, Class B, Class C and Class I, respectively.

(2)                          Reflects conversion of Class Q assets into Class A upon the Reorganization.

(3)                          Reflects new shares issued, net of retired shares of SmallCap Value Fund of (721,515), (381,340), (506,219) and (2,466) on Class A, Class B, Class C and Class I, respectively.

PRO FORMA:  Proposed Reorganization of each Disappearing Fund into Value Choice Fund

	Net Assets		Net Asset Value Per Share	Shares Outstanding
MidCap Value Fund

Class A	$35,857,103		$10.79	3,323,026
Class B	$22,947,095		$10.42	2,201,785
Class C	$24,191,263		$10.42	2,321,861
Class I	$855,847		$10.99	77,871
Class Q	$15,750		$10.77	1,463

SmallCap Value Fund

Class A	$27,388,437		$10.78	2,540,891
Class B	$12,881,507		$10.35	1,245,086
Class C	$17,040,128		$10.33	1,649,582
Class I	$44,998		$10.95	4,110
Class Q	$4,345		$11.00	395

Value Choice Fund

Class A	$119,980,369		$15.03	7,982,653
Class B	$9,971,446		$14.89	669,640
Class C	$38,248,890		$14.88	2,571,161
Class I	$12,819		$27.33	469

Pro Forma – Surviving Fund including SmallCap Value Fund and MidCap Value Fund

Class A	$183,205,462	(1)(2)	$15.03	12,189,246	(3)
Class B	$45,777,089	(1)	$14.89	3,074,317	(3)
Class C	$79,453,859	(1)	$14.88	5,340,312	(3)
Class I	$913,087	(1)	$27.33	33,410	(3)

(1)                          Reflects adjustment for estimated one time merger expense of ($40,542), ($22,959), ($26,422) and ($577) on Class A, Class B, Class C and Class I, respectively.

(2)                          Reflects conversion of Class Q assets into Class A upon the Reorganization.

(3)                          Reflects new shares issued, net of retired shares of SmallCap Value Fund of (1,658,661), (1,042,194), (1,202,292) and (49,040) on Class A, Class B, Class C and Class I, respectively.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

Solicitation of proxies is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about March 12, 2007.  Shareholders of each Disappearing Fund whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee.  In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.  Each Disappearing Fund has retained Computershare Fund Services (the “Solicitor”), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies.  The estimated cost of the proxy solicitation is $69,000.  ING Investments (or an affiliate) will pay for half of the proxy solicitation costs.  Each Disappearing Fund will each pay a quarter of the costs of the proxy solicitation.  Shareholders of each Disappearing Fund may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned.  If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares.  The Solicitor will advise the shareholder that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote.  Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus.  The Solicitor will then record the shareholder’s instructions on the Proxy Card.  Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 1-888-985-2052.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the respective Disappearing Fund, a written revocation or duly executed proxy bearing a later date.  In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of each Disappearing Fund that may be presented at the Special Meeting.

Voting Rights

As a shareholder of each Disappearing Fund, you are entitled to one vote for each share held as to any matter on which you are entitled to vote and for each fractional share that you own, you shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of each Disappearing Fund at the close of business on February 9, 2007 (the “Record Date”) will be entitled to be present and give voting instructions for each Disappearing Fund, respectively, at the Special Meeting with respect to their shares owned as of that Record Date.  As of the Record Date, 4,926,652.415 shares of SmallCap Value Fund and 7,942,911.552 shares of MidCap Value Fund were outstanding and entitled to vote.

Approval of each Reorganization Agreement requires the vote, if a quorum is present, of a majority of the shares  of each Disappearing Fund, respectively, voted in person or by proxy.  The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.  If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter.  For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganizations.

Each Disappearing Fund expects that, before the Special Meeting, broker-dealer firms holding shares of each Disappearing Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, each Disappearing Fund understands that the broker-dealers that are members of the New York Stock Exchange may consider whether the rules of the New York Stock Exchange permit the broker-dealers to vote on the items to be considered at the Special Meeting on behalf of their customers and beneficial owners.  If permitted, such broker-dealers may so vote.

To the knowledge of ING Investments, as of February 9, 2007, no current Trustee owns 1% or more of the outstanding shares of either Disappearing Fund, and the officers and Trustees own, as a group, less than 1% of the shares of either Disappearing Fund.

Appendix E hereto lists the persons that, as of February 9, 2007, owned beneficially or of record 5% or more of the outstanding shares of any Class of the Funds.

Other Matters to Come Before the Special Meeting

The Trust does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

The Trust is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by either Disappearing Fund’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested.  A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.,
Secretary

March 12, 2007

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

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APPENDIX A

PORTFOLIO MANAGERS’ REPORT FOR ING VALUE CHOICE FUND*

Set forth below is an excerpt from ING Value Choice Fund’s Annual Report, dated May 31, 2006.

*              *              *

Investors in global equities gained 8.4% in the six months ended May 31, 2006, according to the Morgan Stanley Capital International (“MSCI”) World® Index(1) in dollars, including net reinvested dividends, almost matching the 8.8% six month return ended November 30, 2005 (returning 18.0% for the year ended May 31, 2006). But with just three weeks to go, after the best first calendar quarter since 1998, the gain had been over 15%. At that point, investors were gripped by fears that zealous, inflation fighting central banks would raise U.S. interest rates by more than enough to choke off the global growth enjoyed in recent years. And as May 2006 ended, the only question was whether the late slide was just a correction, or the start of something big. In currencies, the dollar could not maintain its strength from the six months ended November 30, 2005, as some of its main drivers ran out of steam, and in the six months ended May 31, 2006 slid 8.0%, 7.5% and 6.0% against the euro, pound and yen, respectively (falling 3.9%, 2.8% and gaining 3.8% against the euro, pound and yen, respectively, for the year ended May 31, 2006).

For U.S. fixed-income investors, the major event of the six-month period ended May 31, 2006 was the retirement in January 2006 of Alan Greenspan after 18 years as Chairman of the Federal Reserve Board (“Fed”). Incoming Chairman Dr. Ben Bernanke quickly confirmed that he would maintain the inflation fighting focus of his predecessor. The other fixed income “event” was the sale in February 2006 of 30-year U.S. Treasury Bonds for the first time since 2001. The sale went well; so well that its respective yield immediately fell below that of the 10-year U.S. Treasury Note. In fact, by February 2006 month-end, the yield curve had slightly inverted along much of its range. However, this was short-lived as successive inflation reports repeatedly showed the core rate at or above the top of the Federal Open Market Committee’s (“FOMC”) comfort zone. The FOMC, now under Dr. Bernanke, raised rates for the fifteenth time in March 2006, dating back to June 2004 and for the sixteenth time in May 2006. Yet the minutes from the March 2006 meeting said that the end of the tightening cycle was near, and by the end of April 2006, Dr. Bernanke himself was openly hinting at a pause after May 2006. Meanwhile, the price of a barrel of oil had been making new records in April 2006, boosted by political concerns in Iran, Nigeria and Venezuela. The combination of inflationary pressures and the Fed about to go on hold lifted the yield on the 10-year U.S. Treasury through 5% for the first time in nearly four years, to its peak of 5.19% on May 12, 2006. The trend was broken the next day when a plunge in previously soaring commodity prices suggested a slowdown in world growth and then a few days later, after another stubbornly high core consumer price index (“CPI”) figure, a Fed official cast doubt on a FOMC pause. By month end, the curve was flattening again. For the six-month period ended May 31, 2006, the broad Lehman Brothers Aggregate Bond Index(2) of investment grade bond returns barely moved, rising just 1 basis point for the six months ended May 31, 2006 (falling 0.5% for the year ended May 31, 2006).

At the same time, the U.S. equities market in the form of the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index(3), gained 2.6% including dividends for the six months ended May 31, 2006, (gaining 8.6% for the year ended May 31, 2006), and traded at a price-to-earnings (“P/E”) ratio of 14.8 times earnings for the fiscal year ended May 31, 2006. Equities investors watched intently the ebb and flow of sentiment in the fixed-income market described above. Interest rate dynamics are of course a key driver of stock prices. With higher rates, more attractive bonds become an alternative investment. Rising interest rates eat into corporate profits and stifle investment. Consumers are discouraged from spending by higher borrowing and credit card costs and in particular, potential homebuyers think twice, keeping house prices down. The last point has been particularly important in recent years since rising house prices have made consumers feel wealthier and encouraged them to spend, even more than they were earning. The housing sector, measured by sales, construction, inventories and mortgage applications indeed weakened during the period, albeit choppily. Corporate profits were on track to complete their eleventh straight quarter of double-digit year-over-year growth but the trend was expected to fall. Gross domestic product (“GDP”) bounced back smartly in the first quarter of 2006, with growth of 5.3% after the Hurricanes Katrina and Rita induced stumble in late 2005, but again deceleration was generally forecasted. Of prime importance to equity investors then, was that the Fed not over shoot with its tightening and in turn, transform a slow down into a recession. Thus the hints emerging from March 2006, that the FOMC was nearly done drove the S&P 500® Index to a five-year high at its peak on May 5, 2006. But that was as good as it got. In the remaining days of the month, the combination of rekindled inflation fears and a newly hawkish Fed took more away from the six-month return than it left.

In international markets, the pattern of results resembled those in the U.S., with improved market conditions undercut in May 2006 by new fears of globally rising interest rates. The scale was somewhat larger, however, based on MSCI indices in local currencies including net dividends. Japan equities rose 4.8% based on the MSCI Japan® Index(4) plus net dividends

*    Effective December 15, 2006, the fund changed its name to “ING Value Choice Fund” from “ING MidCap Value Choice Fund.”

for the six months ended May 31, 2006, (42.8% for the year ended May 31, 2006) on a practically uninterrupted flow of reports showing the economy emerging from its protracted slump, but this was 10% less than the return on May 8, 2006. European ex UK markets ended 7% below their early May 2006 high, based on the MSCI Europe ex UK® Index(5) plus net dividends, but still held on to an 8.2% gain for the half-year (23.9% for the year ended May 31, 2006), supported by widespread merger and acquisition activity, despite uneven economic news and two 25 basis points interest rate increases. UK equities added 7.0% for the six months ended May 31, 2006 based on the MSCI UK® Index(6) plus net dividends, half of the return at the market peak near the end of April 2006, driven at least temporarily, by the large energy and materials sectors as commodity prices surged and by acquisition-prone financials (18.4% for the year ended May 31, 2006).

(1)          The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)          The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage backed, asset-backed and corporate debt securities.

(3)          The Standard & Poor’s 500® Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large capitalization companies whose securities are traded on major U.S. stock markets.

(4)          The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)          The MSCI Europe ex UK® Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)          The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index. Index returns assume reinvestment of dividends and do not reflect deduction of fees and expenses.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the ING Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

*              *              *              *

ING MidCap Value Choice Fund (the “Fund”) seeks long term capital appreciation. The Fund is managed by David Iben, CFA, Chief Investment Officer of Tradewinds NWQ Global Investors, LLC — the Sub-Adviser.*

Performance: For the year ended May 31, 2006, the Fund’s Class A shares, excluding sales charges, provided a total return of 36.48% compared to the Russell Midcap® Value Index and the Russell Midcap® Index, which returned 17.29% and 16.58%, respectively, for the same period.

Portfolio Specifics: For the year ended May 31, 2006, the Fund had positive absolute returns and strong performance relative to its benchmark, the Russell Midcap® Value Index. Strong gains were driven primarily by our holdings in the materials sector. These strong returns were enhanced by the Fund’s heavily overweight position in the sector. Mining companies within the materials sector performed particularly well as worldwide demand for commodities continued to increase. Several of our gold mining company investments, including Bema Gold and Lihir Gold, registered strong gains and benefited from a significant increase in the price of gold. Technology investment Maxtor, appreciated significantly in December after hard disk drive rival Seagate Technology announced that it would acquire the firm. Several investments in the producer durables sector, including agricultural equipment manufacturers AGCO Corp. and CNH Global N.V., and irrigation system producer Lindsay Manufacturing also contributed to positive performance. The agricultural industry had lagged the market over the past year and may finally be working its way out of a cyclical bottom. Detracting from performance were Scholastic Corp and consumer staples holdings Sara Lee Corp and Kao Corp. ADR.

Current Strategy and Outlook: We continue to find value opportunities in the materials & processing sector, particularly in gold mining and agricultural companies. We believe that these companies stand to benefit from favorable worldwide supply/demand fundamentals, the stocks sell at discounts to liquidation values (even using distressed commodity price assume options), and that our overweight exposure to this sector will continue to pay off in the long run. We are also finding value opportunities in the international arena and have invested in a wide range of American Depositary Receipts (“ADRs”). Convertible bonds investments have also become more attractive, particularly in the technology sector. Finding value opportunities in the finance and healthcare sectors remains challenging, especially in the capitalization range in which we operate, and thus we remain underweight in these sectors.

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING MidCap Value Choice Fund against the Indices indicated. An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund’s performance is shown both with and without the imposition of sales charges. The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)          Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)          Reflects deduction of the Class B deferred sales charge of 5% and 4% for the 1 year and since inception returns, respectively.

(3)          Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4)          The Russell Midcap® Value Index is an unmanaged index that measures the performance of Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(5)          The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 26% of the total market capitalization of the Russell 1000® Index.

(6)          Since inception performance for index is shown from February 1, 2005.

(7)          Since inception performance for index is shown from October 1, 2005.

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APPENDIX B-1

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 9th day of November, 2006, by and between ING Equity Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Trust”), on behalf of ING Value Choice Fund (the “Acquiring Fund”), a separate series of the Trust, and the Trust, on behalf of ING MidCap Value Fund (the “Acquired Fund”), another separate series of the Trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C and Class I voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of an open-end, registered investment company of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund, as described in paragraph 1.3 herein, by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities, as described in paragraph 1.3 herein, of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                       TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1.          Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefore: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C and Class I Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; (ii) to deliver to the Acquired Fund the number of full and fractional Class A Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to Class Q shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of Class A, computed in the manner and as of the time and date set forth in paragraph 2.2; and (iii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.          The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.          The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume the liabilities of the Acquired Fund set forth in the Acquired Fund’s Statement of Assets and Liabilities as of the Closing Date delivered by the Trust, on behalf of the Acquired Fund, to the

B-1-1

Acquiring Fund, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through theClosing Date.

1.4.          Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will (i) distribute to the Acquired Fund’s shareholders of record with respect to Class A, Class B, Class C and Class I shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1; (ii) distribute to the Acquired Fund’s shareholders of record with respect to Class Q shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Fund Shares of Class A received by the Acquired Fund pursuant to paragraph 1.1; and (iii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each Class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Class A, Class B, Class C, Class I and Class Q Acquired Fund shareholders (“Acquired Fund Shareholders”).  The aggregate net asset value of Class A, Class B, Class C and Class I Acquiring Fund Shares to be so credited to Class A, Class B, Class C and Class I Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date.  The aggregate net asset value of Class A Acquiring Fund Shares to be so credited to Class Q Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares of Class Q owned by such shareholders on the Closing Date.  All issued and outstanding Class A, Class B, Class C and Class I Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C and Class I shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3.  All issued and outstanding Class Q Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class Q shares of the Acquired Fund will represent a number of Class A Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C and Class I Acquiring Fund Shares in connection with such exchange.

1.5.          Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.6.          Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.                                      VALUATION

2.1.          The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.2.          The net asset value of a Class A, Class B, Class C and Class I Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional information and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.3.          The number of the Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C and Class I shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same Class, determined in accordance with paragraph 2.2.  The number of the Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Class Q assets shall be determined with respect to Class Q by dividing the value of the net assets with respect to the Class Q shares of the

B-1-2

Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Class A Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.4.          All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Portfolio’s respective independent accountants.

3.                                      CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be May 12, 2007, or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2.          The Acquired Fund shall direct the Bank of New York, as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.          The Acquired Fund shall direct DST Systems, Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C, Class I and Class Q shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.                                      REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a)           The Acquired Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

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(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)           The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)            The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)           All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h)           Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)            The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Portfolios of Investments of the Acquired Fund at May 31, 2006 have been audited by KPMG LLP, independent registered public accountants, and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)            Since May 31, 2006, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund  (For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k)           On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof,

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and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)            For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)          All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n)           The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)           The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)           The proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.          Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a)           The Acquiring Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           The Trust  is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

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(d)           The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)            The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g)           Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business.  The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)           The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Portfolios of Investments of the Acquiring Fund at May 31, 2006 have been audited by KPMG LLP, independent registered public accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i)            Since May 31, 2006, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change);

(j)            On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)           For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)            All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every

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state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)          The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)           The Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o)           The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)           That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                                      COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1.          The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Fund covenants that the Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

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5.7.          As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C and Class I Acquiring Fund Shares received at the Closing.

5.8.          The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          The Trust, on behalf of the Acquired Fund, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.        The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          The Trust shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request;

6.3.          The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4.          The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

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7.3.          The Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

7.4.          The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

7.5.          The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Dechert LLP addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust.  Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the condition set forth in this paragraph 8.5.

9.                                      BROKERAGE FEES AND EXPENSES

9.1.          The Acquired Fund, and the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

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9.2.          The expenses relating to the proposed Reorganization will be shared so that (1) half of such costs are borne by the investment adviser to the Acquiring Fund, ING Investments, LLC (or an affiliate) and (2) half are borne by the Acquired Fund.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund’s prospectus and the Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.                               ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        The Acquired Fund and the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.                               TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before August 31, 2007, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees  or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.                               AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued to the Class A, Class B, Class C, Class I and Class Q Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.                               NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Trust, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Huey Falgout, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C.  20006, attn: Jeffrey S. Puretz.

14.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the laws of the State of Massachusetts without regard to its principles of conflicts of laws.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party

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without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquired Fund, as provided in the Declaration of Trust of the Trust.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:	ING EQUITY TRUST on behalf of its

ING VALUE CHOICE FUND series

By:

SECRETARY	Title:

Attest:	ING EQUITY TRUST on behalf of its

ING MIDCAP VALUE FUND series

By:

SECRETARY	Title:

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APPENDIX B-2

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 9th day of November, 2006, by and between ING Equity Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Trust”), on behalf of ING Value Choice Fund (the “Acquiring Fund”), a separate series of the Trust, and the Trust, on behalf of ING SmallCap Value Fund (the “Acquired Fund”), another separate series of the Trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C and Class I voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of the liabilities of the Acquired Fund described in paragraph 1.3, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of an open-end, registered investment company of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund, as described in paragraph 1.3 herein, by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities, as described in paragraph 1.3 herein, of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                    TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1.        Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefore: (i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C and Class I Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; (ii) to deliver to the Acquired Fund the number of full and fractional Class A Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s net assets with respect to Class Q shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of Class A, computed in the manner and as of the time and date set forth in paragraph 2.2; and (iii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.        The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.        The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume the liabilities of the Acquired Fund set forth in the Acquired Fund’s Statement of Assets and Liabilities as of the Closing Date delivered by the Trust, on behalf of the Acquired Fund, to the

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Acquiring Fund, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through theClosing Date.

1.4.        Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will (i) distribute to the Acquired Fund’s shareholders of record with respect to Class A, Class B, Class C and Class I shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1; (ii) distribute to the Acquired Fund’s shareholders of record with respect to Class Q shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Fund Shares of Class A received by the Acquired Fund pursuant to paragraph 1.1; and (iii) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each Class of the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Class A, Class B, Class C, Class I and Class Q Acquired Fund shareholders (“Acquired Fund Shareholders”).  The aggregate net asset value of Class A, Class B, Class C and Class I Acquiring Fund Shares to be so credited to Class A, Class B, Class C and Class I Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date.  The aggregate net asset value of Class A Acquiring Fund Shares to be so credited to Class Q Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares of Class Q owned by such shareholders on the Closing Date.  All issued and outstanding Class A, Class B, Class C and Class I Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C and Class I shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3.  All issued and outstanding Class Q Acquired Fund shares will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class Q shares of the Acquired Fund will represent a number of Class A Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C and Class I Acquiring Fund Shares in connection with such exchange.

1.5.        Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent, as defined in paragraph 3.3.

1.6.        Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.             VALUATION

2.1.          The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.2.          The net asset value of a Class A, Class B, Class C and Class I Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus and statement of additional information and valuation procedures established by the Acquiring Fund’s Board of Trustees.

2.3.          The number of the Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C and Class I shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same Class, determined in accordance with paragraph 2.2.  The number of the Class A Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Class Q assets shall be determined with respect to Class Q by dividing the value of the net assets with respect to the Class Q shares of the

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Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Class A Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.4.          All computations of value shall be made by the Acquired Fund’s designated record keeping agent and shall be subject to review by Acquiring Fund’s record keeping agent and by each Portfolio’s respective independent accountants.

3.             CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be May 12, 2007, or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

3.2.          The Acquired Fund shall direct the Bank of New York, as custodian for the Acquired Fund (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.          The Acquired Fund shall direct DST Systems, Inc. (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C, Class I and Class Q shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.                                      REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a)           The Acquired Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)       The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

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(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)        The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)       All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

(h)       Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)        The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Portfolios of Investments of the Acquired Fund at May 31, 2006 have been audited by KPMG LLP, independent registered public accountants, and are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)        Since May 31, 2006, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund  (For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change);

(k)       On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof,

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and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)        For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)      All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n)       The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)       The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)           The proxy statement of the Acquired Fund (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.          Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

(a)           The Acquiring Fund is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           The Trust  is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

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(d)           The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

(f)            The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

(g)           Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business.  The Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)           The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Portfolios of Investments of the Acquiring Fund at May 31, 2006 have been audited by KPMG LLP, independent registered public accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(i)            Since May 31, 2006, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change);

(j)            On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)           For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)            All issued and outstanding shares of the Acquiring Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every

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state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)          The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)           The Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

(o)           The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)           That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                                      COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1.          The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Fund covenants that the Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

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5.7.          As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C and Class I Acquiring Fund Shares received at the Closing.

5.8.          The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          The Trust, on behalf of the Acquired Fund, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund’s Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.        The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          The Trust shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request;

6.3.          The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

6.4.          The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          The Trust shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

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7.3.          The Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

7.4.          The Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Fund, on or before the Closing Date;

7.5.          The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Dechert LLP addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust.  Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the condition set forth in this paragraph 8.5.

9.                                      BROKERAGE FEES AND EXPENSES

9.1.          The Acquired Fund, and the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

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9.2.          The expenses relating to the proposed Reorganization will be shared so that (1) half of such costs are borne by the investment adviser to the Acquiring Fund, ING Investments, LLC (or an affiliate) and (2) half are borne by the Acquired Fund.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund’s prospectus and the Acquired Fund’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.                               ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        The Acquired Fund and the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.                               TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before August 31, 2007, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees  or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.                               AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued to the Class A, Class B, Class C, Class I and Class Q Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.                               NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Trust, on behalf of the Acquired Fund, or the Trust, on behalf of the Acquiring Fund, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Huey Falgout, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C.  20006, attn: Jeffrey S. Puretz.

14.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the laws of the State of Massachusetts without regard to its principles of conflicts of laws.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party

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without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquired Fund, as provided in the Declaration of Trust of the Trust.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:	ING EQUITY TRUST on behalf of its

ING VALUE CHOICE FUND series

By:

SECRETARY	Title:

Attest:	ING EQUITY TRUST on behalf of its

ING SMALLCAP VALUE FUND series

By:

SECRETARY	Title:

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APPENDIX C

ADDITIONAL INFORMATION REGARDING ING VALUE CHOICE FUND

SHAREHOLDER GUIDE

ING Purchase Options™

This Proxy Statement/Prospectus relates to four separate Classes of shares of ING Value Choice Fund (“Value Choice Fund”):  Class A, Class B, Class C and Class I, each of which represents an identical interest in Value Choice Fund’s investment portfolio, but are offered with different sales charges and distribution (Rule 12b-1) and service fee arrangements.

As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of Value Choice Fund shares that will be issued to you in the Reorganization will be the same as those that apply to ING MidCap Value Fund (“MidCap Value Fund”) and ING SmallCap Value Fund (“SmallCap Value Fund”) shares held by you immediately prior to the Reorganization, and the period that you held shares of MidCap Value Fund or SmallCap Value Fund will be included in the holding period of Value Choice Fund shares for purposes of calculating any contingent deferred sales charges and determining any conversion rights.  Purchases of the shares of Value Choice Fund after the Reorganization will be subject to the sales load structure and conversion rights discussed below.

The sales charges and fees for Class A, Class B, Class C and Class I shares of Value Choice Fund are shown and contrasted in the chart below.

	Class A	Class B	Class C	Class I
Maximum Initial Sales Charge on Purchases	5.75%(1)	None	None	None

Contingent Deferred Sales Charge (“CDSC”)	None(2)	5.00%(3)	1.00%(4)	None

Annual Distribution (12b-1) and Service Fees (5)	0.25%	1.00%	1.00%	None

Maximum Purchase	Unlimited	$100,000	$1,000,000	Unlimited

Automatic Conversion to Class A	N/A	8 Years(6)	N/A	N/A

(1)             Reduced for purchases of $50,000 and over.

(2)             For investments of $1 million or more, a CDSC of no more than 1% may be assessed on redemptions of shares that were purchased without an initial sales charge.  See “Class A Shares: Initial Sales Charge Alternative” in this Appendix C.

(3)             Imposed upon redemption within 6 years from purchase.  Fee has scheduled reductions after the first year.  See “Class B Shares: Deferred Sales Charge Alternative” in this Appendix C.

(4)             Imposed upon redemption within 1 year from purchase. See “Class C Shares: Deferred Sales Charge” in this Appendix C.

(5)             Annual asset-based distribution charge.

(6)             Class B shares of Value Choice Fund issued to shareholders of MidCap Value Fund and SmallCap Value Fund in the Reorganization will convert to Class A shares in the eighth year from the original date of purchase of the Class B shares of MidCap Value Fund or SmallCap Value Fund.

*                    The Fund does not impose any front-end sales charge (load) on reinvested dividends or distributions

When choosing between classes, you should carefully consider:

•       How long you plan to hold Value Choice Fund;

•       The amount of your investment;

•       The expenses you’ll pay for each class, including ongoing annual expenses along with the initial sales charge or the CDSC; and

•       Whether you qualify for any sales charge discounts.

The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B shares and Class C shares pay correspondingly lower dividends and may have a lower net asset value (“NAV”) than Class A shares.

Class B shares are not intended for purchase in excess of $100,000 or $1,000,000 in the case of Class C shares. Purchase orders from an individual investor for Class B shares in excess of $100,000 and for Class C shares in excess of $1,000,000 will be declined.

Because Value Choice Fund may not be able to identify an individual investor’s trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in Class B shares do not exceed the maximum of $100,000 or $1,000,000 in the case of Class C shares. Value Choice Fund cannot ensure that it will identify purchase orders that would cause your investment in Class B shares or Class C shares to exceed the maximum allowed amount. When investing through such arrangements, you and/or your investment professional should be diligent in determining that you have selected the appropriate share class for you.

Class I shares are available only to: (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) retirement plans affiliated with ING Groep N.V. (“ING Groep”) (NYSE: ING); and (vi) by other ING Funds in the ING Family of Funds.

You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. Value Choice Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform Value Choice Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. Value Choice Fund’s Statement of Additional Information (“SAI”) discusses specific classes of investors who may be eligible for a reduced sales charge. In addition, more information regarding sales charges and applicable breakpoints may be found on ING Funds’ website by going to www.ingfunds.com, clicking on the “Fund Information” link, and then using the “Shareholder Guides” link found under the “Related Topics” section and selecting the appropriate link for Value Choice Fund. Please review the disclosure about all of the available classes carefully. Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for those funds.

Distribution and Shareholder Servicing Fees

To pay for the cost of promoting Value Choice Fund and servicing shareholder accounts, Class A, Class B and Class C shares have adopted a Rule 12b-1 plan, which requires distribution and shareholder service fees to be paid out of the assets of each class. Because the fees are paid on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How ING Compensates Intermediaries for Selling Mutual Funds

ING mutual funds are distributed by ING Funds Distributor, LLC (“Distributor”). The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each ING mutual fund also has an investment adviser (“Adviser”) who is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, “ING”) may compensate an intermediary for selling ING mutual funds.

Only persons licensed with the NASD as a registered representative (often referred to as a broker or financial advisor) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

The Funds’ Adviser or the Distributor, out of its own resources and without additional cost to a Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of a Fund, including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by a Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions, including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity’s customer assets invested in ING mutual funds; or (2) as a percentage of that entity’s gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer’s satisfaction of the required conditions, be periodic and may be up to (1) 0.30% per annum of the value of a Fund’s shares held by the broker-dealer’s customers or (2) 0.20% of the value of a Fund’s shares sold by the broker-dealer during a particular period. In accordance with these practices, if you invested $10,000, the Distributor could pay a maximum of $30 for that sale. If that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $20 on those assets.

The Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling ING mutual funds, including affiliated companies. This may take the form of cash incentives and non-cash compensation, and may include but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by that broker-dealer for their customers. Sub-advisers of a Fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top 25 firms ING paid to sell its mutual funds, as of the end of the last calendar year are: Advest Inc; AG Edwards & Sons; Charles Schwab & Co Inc; Citigroup; Directed Services, Inc; Financial Network Investment Corporation; First Clearing LLC; H&R Block Financial Advisors; ING DIRECT Securities, Inc.; ING Financial Advisers LLC; ING Financial Partners Inc.; ING Life Insurance and Annuity Company; Legg Mason Wood Walker Inc.; Linsco/Private Ledger Corporation; Merrill Lynch; Morgan Stanley Dean Witter; National Financial Services Corporation; Oppenheimer & Co; Pershing Sweep; Primevest Financial Services Inc.; Raymond James Financial Services; RBC Dain Rauscher Inc; UBS Financial Services Inc.; Wachovia Securities Inc.; and Wells Fargo Investments.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

If you have any questions, please call 1-800-992-0180.

Sales Charge Calculation

Class A(1)(2)

 Class A shares of Value Choice Fund are sold subject to the following sales charge:

Your Investment	As a % of the Offering Price(3)	As a % of net amount invested
Less than $50,000	5.75%	6.10%
$50,000 – $99,999	4.50%	4.71%
$100,000 – $249,999	3.50%	3.63%
$250,000 – $499,999	2.50%	2.56%
$500,000 – $999,999	2.00%	2.04%
$1,000,000 and over	See below

(1)                    Shareholders that purchased funds prior to February 2, 1998 that were a part of the Aetna family of funds at the time of purchase, are not subject to sales charges for the life of their account.

(2)                    Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

(3)                    The term “offering price” includes the front-end sales charge.

Investment of $1 Million of More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, except as described below, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

Your Investment	CDSC	Period During Which CDSC Applies
$1,000,000 - $2,499,999	1.00%	2 years
$2,500,000 - $4,999,999	0.50%	1 year
$5,000,000 and over	0.25%	1 year

Class B Shares: Deferred Sales Charge

Class B shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

Year of Redemption After Purchase	CDSC
First	5.00%
Second	4.00%
Third	3.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
After Sixth Year	None

Class B shares will automatically convert into Class A shares eight years after purchase. Class B shares of Value Choice Fund issued in connection with the Reorganization will convert to Class A shares eight years after the purchase of the original shares of MidCap Value Fund or SmallCap Value Fund. Class B shares acquired initially through funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase.  For additional information on the CDSC and the conversion of Class B, see Value Choice Fund’s SAI.

Class C Shares: Deferred Sales Charge

Class C shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

Years After Purchase	CDSC on Shares Being Sold
1st Year	1.00%
After 1st Year	None

To keep your CDSC as low as possible, each time you place a request to redeem shares, Value Choice Fund will first redeem shares in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

Class I Shares

Class I shares are offered at NAV without a sales charge to qualified retirement plans, financial and other institutions and “wrap accounts.” The minimum initial investment is $250,000, and the minimum subsequent investment is $100,000. The Distributor may waive these minimums from time to time.

Sales Charge Reductions and Waivers

Reduced or Waived Front-End Sales Charges.  You may reduce the initial sales charge on a purchase of Class A shares of Value Choice Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

•  Letter of Intent — lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once.

•  Rights of Accumulation — lets you add the value of shares of any open-end ING Fund (excluding ING Aeltus Money Market Fund, ING Classic Money Market Fund and ING Institutional Prime Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

•  Combination Privilege — shares held by investors in the ING Funds that impose a CDSC may be combined with Class A shares for a reduced sales charge.

See the Account Application or Value Choice Fund’s SAI for details, or contact your investment professional or a Shareholder Services Representative for more information.

CDSC Waivers.  If you notify DST Systems, the Fund’s transfer agent (“Transfer Agent”) at the time of redemption, the CDSC for each class will be waived in the following cases:

•       Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

•       For Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12.00% per year of a shareholder’s account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12.00% annually.

•       Mandatory distributions from an employer sponsored tax-deferred retirement plan or an Individual Retirement Account (“IRA”). However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

•  Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your investment professional or a Shareholder Services Representative.

Reinstatement Privilege.  If you sell Class B or Class C shares of Value Choice Fund, you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale.  Reinstated Class B and Class C shares will retain their original cost and purchase dates for purposes of the CDSC.  This privilege can be used only once per calendar year.  If you want to use the Reinstatement Privilege, contact your investment professional or a Shareholder Services Representative, or see Value Choice Fund’s SAI for more information.

Purchase of Shares

With respect to Class A, Class B and Class C shares, the minimum initial investment is $1,000 ($250 for retirement accounts) and the minimum initial investment for a pre-authorized retirement plan is $1,000 to open, plus monthly installments of at least $100.  The minimum initial investment for Class I shares is $250,000.

Value Choice Fund and the Distributor reserve the right to reject any purchase order.  Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted.  Value Choice Fund and the Distributor reserve the right to waive minimum investment amounts and to liquidate sufficient shares to recover annual Transfer Agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs) for Class A, Class B and Class C or $100,000 for Class I.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

Customer Identification

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: Value Choice Fund, the Distributor, or a third-party selling you Value Choice Fund must obtain the following information for each person that opens an account:

•       Name;

•       Date of birth (for individuals);

•       Physical residential address (although post office boxes are still permitted for mailing); and

•       Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver’s license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE FUNDS, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

Frequent Trading — Market Timing

Value Choice Fund is intended for long-term investment and not as short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of Value Choice Fund. Value Choice Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder’s or retirement plan participant’s intermediary, that Value Choice Fund determines not to be in the best interest of Value Choice Fund.

Value Choice Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of Value Choice Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on Fund performance.

ING Funds that invest in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Fund’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Funds that do not invest in foreign securities. For example, if trading in a security held by a Fund is halted and does not resume prior to the time the Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Funds have adopted fair valuation policies and procedures intended to reduce the Funds’ exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Fund’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Fund shares, which negatively affects long-term shareholders.

Value Choice Fund’s Board of Trustees (“Board”) has adopted policies and procedures designed to deter frequent, short-term trading in shares of Value Choice Fund. Consistent with this policy, Value Choice Fund monitors trading activity. Shareholders of Value Choice Fund may make exchanges among their accounts with ING Funds four times each year.  All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for these purposes. Subsequent transactions may not be effected within thirty days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be included in these limits. On January 1 of each year, the limit restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed.  Value Choice Fund reserves the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if, after consultation with appropriate compliance personnel, it concludes that such trading is nevertheless abusive or adverse to the interest of long-term shareholders. Value Choice Fund also reserves the right to modify the frequent trading – market timing policy at any time without prior notice, depending on the needs of the Fund and/or state or federal regulatory requirements.

If an activity is identified as problematic after further investigation, Value Choice Fund reserves the right to take any necessary action to deter such activity. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a transaction up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund’s frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in Value Choice Fund will occur. Moreover, in enforcing such restrictions, Value Choice Fund is often required to make decisions that are inherently subjective. Value Choice Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.

Shareholders may invest in the ING Funds through omnibus account arrangements with financial intermediaries. Such intermediaries include broker-dealers, banks, investment advisers, recordkeepers, retirement plans, variable insurance products, trusts and fee-based program accounts. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The ability of the ING Funds to monitor exchanges made by the underlying shareholders in omnibus accounts maintained by financial intermediaries therefore is severely limited.  Consequently, the ING Funds must rely on the financial intermediary to monitor frequent, short-term trading within the Funds by the financial intermediary’s customers. The ING Funds seek assurances from the financial intermediary that it has procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the ING Funds will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity. The ING Funds seek to implement the policies and procedures described above through instructions to the ING Funds’ administrator, ING Funds Services, LLC.

Retirement Plans

Value Choice Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations.  State Street Bank and Trust Company (“SSB”) acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

How To Redeem Shares

Shares of Value Choice Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange (“NYSE”) is open for business.

Systematic Withdrawal Plan

You may elect to make periodic withdrawals from your account on a regular basis.

•       Your account must have a current value of at least $10,000 or $250,000 in the case of Class I shares.

•       Minimum withdrawal amount is $100 or $1,000 in the case of Class I shares.

•       You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, or refer to the Account Application or the SAI.

Payments

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. Value Choice Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the Securities and Exchange Commission (“SEC”). When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Value Choice Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, Value Choice Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, Value Choice Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1.00% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

Net Asset Value

The NAV per share of each class of Value Choice Fund is determined each business day as of the close of regular trading (“Market Close”) on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE).  Value Choice Fund is open for business every day the NYSE is open.  The NYSE is closed on all weekends and on national holidays and Good Friday.  Fund shares will not be priced on those days.  The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  Securities prices may be obtained from automated pricing services.  Shares of investment companies held by Value Choice Fund will generally be valued at the latest NAV reported by that investment company.  The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.  Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund’s NAV is not calculated.  As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

When market quotations are not available or are deemed unreliable, Value Choice Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Fund’s Board.  The types of securities for which such fair value pricing might be required include, but are not limited to:

•                  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                  Securities of an issuer that has entered into a restructuring;

•                  Securities whose trading has been halted or suspended;

•                  Fixed-income securities that have gone into default and for which there is no current market value quotation; and

•                  Securities that are restricted as to transfer or resale.

Value Choice Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Board in valuing foreign securities.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.  The Adviser makes such determinations in good faith in accordance with procedures adopted by the Board.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.  There can be no assurance that Value Choice Fund could obtain fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Price of Shares

When you buy shares, you pay the NAV plus any applicable sales charge.  When you sell shares, you receive the NAV minus any applicable CDSC.  Exchange orders are effected at NAV.

Execution of Requests

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor.  A purchase order will be deemed to be in proper form when all of the required steps set forth in Value Choice Fund’s Prospectus under the section “How to Purchase Shares” have been completed.  If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received.  If you purchase by wire, you must submit an application form in a timely fashion.  If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day.  For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account.  You may rely on these confirmations in lieu of certificates as evidence of your ownership.  Certificates representing shares of Value Choice Fund will not be issued unless you request them in writing.

Telephone Orders

Value Choice Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine.  Value Choice Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine.  These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions.  If Value Choice Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Exchanges

You may exchange shares of Value Choice Fund for shares of the same class of any other ING Fund, except for ING Corporate Leaders Trust Fund, without paying any additional sales charge, except that Class A shares of the ING Aeltus Money Market Fund and ING Classic Money Market Fund, for which no sales charge was paid, you must pay the applicable sales load on an exchange into Class A shares of another Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. If you exchange shares of an ING Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for ING Senior Income Fund’s shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income Fund will normally make monthly repurchase offers for not less than 5.00% of its outstanding common shares. If more than 5.00% of ING Senior Income Fund’s common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING Senior Income Fund should carefully review the prospectus of that Fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

In addition to Value Choice Fund available in this Proxy Statement/Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund before exchanging their shares. For a list of the other funds offered by the Distributor, please see the inside back cover of this Proxy Statement/Prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180 or by going to www.ingfunds.com.

You will automatically have the ability to request an exchange by calling a Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days’ prior written notice to shareholders.

CDSC on Exchange into ING Senior Income Fund

You are not required to pay an applicable CDSC upon an exchange from Value Choice Fund described in this Proxy Statement/Prospectus into ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that Fund, Value Choice Fund’s CDSC will apply. After an exchange into ING Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares in Value Choice Fund.

Systematic Exchange Privilege

With respect to Class A, Class B and Class C, with an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days’ prior written notice to shareholders.

Small Accounts

Due to the relatively high cost of handling small investments, Value Choice Fund reserves the right upon 30 days’ prior written notice to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

Account Access

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch-tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

Privacy Policy

Value Choice Fund has adopted a policy concerning investor privacy.  To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, or obtain a policy over the internet at www.ingfunds.com.

Householding

To reduce expenses, we may mail only one copy of Value Choice Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 992-0180 or speak to your investment professional. We will begin sending you individual copies thirty days after receiving your request.

Portfolio Holdings Disclosure Policy

A description of Value Choice Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in its SAI.  Value Choice Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter.  The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., Value Choice Fund will post the quarter ending June 30 holdings on August 1).  Value Choice Fund’s portfolio holdings schedule will, at a minimum, remain available on the Fund’s website until it files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.  The Fund’s website is located at www.ingfunds.com.

Management of Value Choice Fund

Investment Adviser.  ING Investments, an Arizona limited liability company, serves as the investment adviser to Value Choice Fund. ING Investments has overall responsibility for the management of the Fund. ING Investments provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly-owned subsidiary of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of June 30, 2006, ING Investments managed approximately $44.9 billion in assets. The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

Sub-Adviser.  ING Investments has engaged a sub-adviser to provide the day-to-day management of Value Choice Fund. The sub-adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

ING Investments acts as a “manager-of-managers” for Value Choice Fund. ING Investments delegates to the sub-adviser of Value Choice Fund the responsibility for investment management, subject to ING Investment’s oversight.  ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of Value Choice Fund.  From time to time, ING Investments may recommend the appointment of additional or replacement sub-advisers to the Board.  Value Choice Fund and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Value Choice Fund’s shareholders.  Value Choice Fund will notify shareholders of any change in the identity of a sub-adviser of Value Choice Fund.  In this event, the name of Value Choice Fund and its investment strategies may change.

Tradewinds Global Investors, LLC* (“Tradewinds”), a Delaware limited liability corporation, serves as the Sub-Adviser to Value Choice Fund. Tradewinds is responsible for managing the assets of Value Choice Fund in accordance with the Fund’s investment objective and policies, subject to oversight by ING Investments and the Board.

Tradewinds was launched in March 2006, the result of an internal reorganization of NWQ Investment Management Company, LLC.  Both companies remain closely affiliated and continue to provide access to each other’s research.  Tradewinds serves institutional and private clients worldwide.  Tradewinds is registered with the SEC as an investment adviser and is an indirect, wholly-owned subsidiary of Nuveen Investments, Inc., a publicly traded company, except for a minority interest owned by certain members of Tradewinds.

As of June 30, 2006, Tradewinds managed approximately $26.6 billion in assets. The principal address of Tradewinds is 2049 Century Park East, 18th Floor, Los Angeles, California 90067.

The following individual is responsible for the day-to-day management of Value Choice Fund:

David B. Iben, CFA, Chief Investment Officer and Managing Director, joined Tradewinds in March 2006.  Mr. Iben serves on the Tradewinds Executive Committee.  Mr. Iben has managed the Fund since its inception in February 2005.  He holds the Chartered Financial Analyst designation and is a member for the CFA Institute and the Los Angeles Society of Financial Analysts.  Prior to Tradewinds, Mr. Iben was lead Managing Director/Portfolio Manager at NWQ Investment Management Company from 2000-2006.

Additional Information Regarding Portfolio Manager.  Value Choice Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in Value Choice Fund.

Dividends, Distributions & Taxes

Value Choice Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions. Value Choice Fund pays dividends and capital gains, if any, annually.

Unless you instruct Value Choice Fund to pay you dividends in cash, dividends and distributions paid by Value Choice Fund will be reinvested in additional shares of Value Choice Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, Class B, Class C or Class I shares of Value Choice Fund invested in another ING Fund that offers the same class of shares.

The following information is meant as a general summary for U.S. shareholders. Please see Value Choice Fund’s SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in Value Choice Fund.

Value Choice Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although Value Choice Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gain. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if Value Choice Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Dividends attributable to interest are not eligible for the reductions in rates described below.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by Value Choice Fund are generally taxed to individual taxpayers:

•                  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

*      Effective February 27, 2007, the name “Tradewinds NWQ Global Investors, LLC” changed to “Tradewinds Global Investors, LLC.”

•                  Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•                  A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•                  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

•                  Distributions of certain long-term gains from depreciable real estate are taxed at a maximum rate of 25%.

Dividends declared by Value Choice Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you buy shares of Value Choice Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend.”

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you have held those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, Value Choice Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

Please see Value Choice Fund’s SAI for further information regarding tax matters.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING Value Choice Fund’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, with the exception of the six month period ended November 30, 2006, which is unaudited.

	Class A					Class B
	Six Months				February 1,	Six Months				February 1,
	Ended		Year Ended		2005(1)	Ended		Year Ended		2005(1)
	November		May 31,		to May 31,	November		May 31,		to May 31,
	30, 2006		2006		2005	30, 2006		2006		2005
	(unaudited)					(unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$13.43		9.97		10.00	13.35		9.95		10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.06	**	0.10	**	0.00 *	0.01	**	0.00	**	(0.01)
Net realized and unrealized income (loss) on investments	$1.54		3.51		(0.03)	1.53		3.52		(0.04)
Total from investment operations	$1.60		3.61		(0.03)	1.54		3.52		(0.05)
Less distributions from:
Net investment income	$—		0.04		—	—		0.01		—
Net realized gain from investments	$—		0.11		—	—		0.11		—
Total distributions	$—		0.15		—	—		0.12		—
Net asset value, end of period	$15.03		13.43		9.97	14.89		13.35		9.95
Total Return(2)%	11.91		36.48		(0.30)	11.54		35.54		(0.50)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$119,980		39,931		3,598	9,971		6,538		1,107
Ratios to average net assets:
Net expenses after expense reimbursement and brokerage commission recapture (3) (4)%	1.47		1.50		1.50	2.22		2.25		2.25
Net expenses after expense reimbursement and prior to brokerage commission recapture (3) (4)%	1.50		1.51		1.50	2.25		2.26		2.25
Gross expenses prior to expense reimbursement and brokerage commission recapture (3)%	1.56		1.86		4.95	2.31		2.61		5.70
Net investment income (loss) after expense reimbursement(3)(4)%	0.89		0.84		0.23	0.08		(0.05)		(0.48)
Portfolio turnover rate	% 17		27		10	17		27		10

(1)             Commencement of operations.

(2)             Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges.  Total return for less than one year is not annualized.

(3)             Annualized for periods less than one year.

(4)             The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*                    Amount is less than $0.005 or $(0.005) per share or 0.005%.

**             Per share data calculated using average number of shares outstanding throughout the period.

	Class C						Class I
	Six Months		Year		February		Six Months		September 16
	Ended		Ended		7, 2005(1)		Ended		2005(1) to
	November		May 31,		to May		November 30,		May 31,
	30, 2006		2006		31, 2005		2006		2006
	(unaudited)						(unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$13.34		9.94		9.94		13.43		11.18
Income (loss) from investment operations:
Net investment income (loss)	$0.01	**	0.01	**	(0.00	)*	0.08	**	0.14	**
Net realized and unrealized income on investments	$1.53		3.51		0.00	*	1.55		2.28
Total from investment operations	$1.54		3.52		0.00	*	1.63		2.42
Less distributions from:
Net investment income	$—		0.01		—		—		0.06
Net realized gain from investments	$—		0.11		—		—		0.11
Total distributions	$—		0.12		—		—		0.17
Net asset value, end of period	$14.88		13.34		9.94		15.06		13.43
Total Return(2)%	11.54		35.62		0.00	*	12.14		21.87
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$38,249		21,549		2,012		13		6
Ratios to average net assets:
Net expenses after expense reimbursement and brokerage commission recapture (3) (4)%	2.22		2.25		2.25		1.16		1.61
Net expenses after expense reimbursement and prior to brokerage commission recapture (3) (4)%	2.25		2.26		5.70		1.18		1.63
Gross expenses prior to expense reimbursement and brokerage commission recapture (3)%	2.31		2.61		5.70		1.25		2.11
Net investment income (loss) after expense reimbursement(3)(4)%	0.10		0.05		(0.42)		1.14		1.58
Portfolio turnover rate	% 17		27		10		17		27

(1)             Commencement of operations.

(2)             Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges.  Total return for less than one year is not annualized.

(3)             Annualized for periods less than one year.

(4)             The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

*                    Amount is less than $0.005 or $(0.005) per share or 0.005%.

**             Per share data calculated using average number of shares outstanding throughout the period.

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APPENDIX D

ADDITIONAL ING FUNDS OFFERED

The following is a list of the ING Funds and the Classes of shares of each Fund that are expected to be offered at or shortly after the Reorganization:

Fund	Classes Offered

U.S. Equity
ING 130/30 Fundamental Research Fund	A, B, C and I
ING Balanced Fund	A, B, C, I and O
ING Corporate Leaders Trust Fund	B
ING Disciplined LargeCap Fund	A, B and C
ING Growth and Income Fund	A, B, C and I
ING Financial Services Fund	A, B, C and O
ING Fundamental Research Fund	A, B, C and I
ING Growth Fund	A, B, C and I
ING Index Plus LargeCap Fund	A, C, I, O and R
ING Index Plus MidCap Fund	A, C, I, O and R
ING Index Plus SmallCap Fund	A, C, I, O and R
ING LargeCap Growth Fund	A, B, C, I and Q
ING LargeCap Value Fund	A, B, C and I
ING MagnaCap Fund	A, B, C and I
ING MidCap Opportunities Fund	A, B, C, I and Q
ING MidCap Value Fund	A, B, C, I and Q
ING Opportunistic LargeCap Fund	A, B, C and I
ING Real Estate Fund	A, B, C, I, O and Q
ING SmallCap Opportunities Fund	A, B, C, I and Q
ING SmallCap Value Choice Fund	A, B, C and I
ING SmallCap Value Fund	A, B, C, I and Q
ING Small Company Fund	A, B, C and I
ING Value Choice Fund	A, B, C and I

D-1

Global/International Equity
ING Disciplined International SmallCap Fund	A, B, C and I
ING International Value Opportunities Fund	A, B, C and I
ING Diversified International Fund	A, B, C, I and R
ING Emerging Countries Fund	A, B, C, I, M and Q
ING Emerging Markets Fixed Income Fund	A, B, C and I
ING Foreign Fund	A, B, C, I and Q
ING Global Bond Fund	A, B, C and I
ING Global Equity Dividend Fund	A, B and C
ING Global Real Estate Fund	A, B, C, I and O
ING Global Science and Technology Fund	A, B, C, I and O
ING Global Value Choice Fund	A, B, C, I and Q
ING Greater China Fund	A, B, C and I
ING Index Plus International Equity Fund	A, B, C and I
ING International Capital Appreciation Fund	A, B, C and I
ING International Growth Opportunities Fund	A, B, C, I and Q
ING International Equity Fund	A, B, C, I and O
ING International Real Estate Fund	A, B, C and I
ING International SmallCap Fund	A, B, C, I and Q
ING International Value Choice Fund	A, B, C and I
ING International Value Fund	A, B, C, I and Q
ING Global Natural Resources Fund	A
ING Russia Fund	A

Fixed Income
ING Money Market Fund	A, B, C, I and O
ING Brokerage Cash Reserves Fund
ING Classic Money Market Fund	A, B and C
ING GNMA Income Fund	A, B, C, I, M and Q
ING High Yield Bond Fund	A, B and C
ING Institutional Prime Money Market Fund
ING Intermediate Bond Fund	A, B, C, I, O and R
ING National Tax-Exempt Bond Fund	A, B and C

Strategic Allocation Funds
ING Strategic Allocation Conservative Fund	A, B, C, I and O
ING Strategic Allocation Growth Fund	A, B, C, I and O
ING Strategic Allocation Moderate Fund	A, B, C, I and O

Loan Participation Fund
ING Senior Income Fund	A, B, C and Q

D-2

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APPENDIX E

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund’s outstanding shares as of February 9, 2007:

ING MidCap Value Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
MLPF & S for the Sole Benefit of its Customers Attn: Fund Administration 98358 4800 Deer Lake Dr. East 2nd Floor Jacksonville, FL 32246-6484	5.7% Class A; 10.5% Class B; 17.7% Class C; Beneficial	10.5%	2.5%
Citigroup Global Markets, Inc. A/C # 00109801250 Attn: Peter Booth, 7th Floor 333 W 34th St. New York, NY 10001-2402	5.5% Class A; 9.8% Class B; 16.0% Class C; Beneficial	9.7%	0.7%
NFS LLC FEBO Steinway Musical Instruments Emp Reliance Trust Company Trustee U/A 08/01/94 800 South St Ste 305 Waltham, MA 02453-1480	5.3% Class A; Beneficial	2.2%	0.1%
Morgan Keegan & Company, Inc. FBO Banctrust Company Trustee Preimer Management Inc. Profit Sharing 401 K FBO Andrew Terry – Pref Funds A/C 3701 Dauphin Street Mobile, AL 36608-1756	16.1% Class I; Beneficial	0.1%	0.0%
Morgan Keegan & Company, Inc. FBO Jean Outlaw Sherman Trustee FBO Ashley Outlaw Cunningham Living Trust DTD 6/22/95, PFD PO Box 2523 Mobile, AL 36652-2523	15.9% Class I; Beneficial	0.1%	0.0%
Morgan Keegan & Company, Inc. FBO Jean Outlaw Sherman Trustee FBO Charles A. Cunningham III Living Trust DTD 6/22/95, PFD PO Box 2523 Mobile, AL 36652-2523	15.5% Class I; Beneficial	0.1%	0.0%
Morgan Keegan & Company, Inc. FBO Speebo Investments LLC Parametric 2120 Front Street Meridian, MS 39301-5122	12.9% Class I; Beneficial	0.1%	0.0%
First Clearing Corp. A/C 8469-2785 George Ulloa IRA R/O FCC Cust 19 Matterhorn Dr. Glen Carbon, IL 62034-1315	56.6% Class Q; Beneficial	0.0%	0.0%
Morgan Keegan & Company, Inc. FBO Gary Singer & Shana Singer JTWROS PFD ADV DISC. 5 Vouga Lane St. Louis, MO 63131-2605	43.4% Class Q; Beneficial	0.0%	0.0%

E-1

ING SmallCap Value Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
MLPF & S for the Sole Benefit of its Customers Attn: Fund Administration 98358 4800 Deer Lake Dr East 2nd Floor Jacksonville, FL 32246-6484	8.1% Class A; 7.5% Class B; 20.3% Class C; Beneficial	11.5%	2.5%
NFS LLC FEBO Reliance Trust Company Trustee Holyoke Hospital Pension Plan Attn: Mary Kelleher 575 Beech Street Holyoke, MA 01040-2223	7.8% Class A; Beneficial	3.6%	0.2%
Citigroup Global Markets, Inc. A/C # 00109801250 Attn: Peter Booth, 7th Floor 333 W 34th St. New York, NY 10001-2402	5.7% Class B; 7.2% Class C; Beneficial	3.5%	0.7%
Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	74.6% Class I; 99.9% Class Q; Beneficial	0.1%	0.0%
State Street Bank & Trust Company Custodian Jeanne E. Hand IRA 20389 E. Walnut Dr. Sonora, CA 95370-9027	16.0% Class I; Beneficial	0.0%	0.0%
John W. Gilbert Custodian Jennifer L. Gilbert UGMA Michigan 4808 Rivers Edge Dr. Troy, MI 48098-5418	6.0% Class I; Beneficial	0.0%	0.0%

ING Value Choice Fund

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Fund	Percentage of Combined Fund After the Reorganization*
Amvescap National Trust Company Trustee FBO The McLane Company, Inc. Profit Sharing Plan PO Box 105779 Atlanta, GA 30348-5779	22.1% Class A; Beneficial	15.7%	1.9%
MLPF & S for the Sole Benefit of Its Customers Attn: Fund Administration 98362 4800 Deer Lake Dr. East 2nd Floor Jacksonville, FL 32246-6484	8.9% Class A; 10.0% Class B; 19.8% Class C; Beneficial	11.4%	2.5%
Charles Schwab & Company Inc. 101 Montgomery Street 11th Floor San Francisco, CA 94104-4151	6.4% Class A; Beneficial	4.5%	0.5%
ING Investments, LLC ING Funds Unified Board Deferred Comp Plan (RV) Attn: Robyn Ichilov 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258-2160	99.8% Class I; Beneficial	0.0%	0.0%

(*)         On a pro forma basis, assuming that the value of the shareholder’s interest in the Fund on the date of consummation of the Reorganization is the same as on February 9, 2007.

E-2

PART B

ING EQUITY TRUST

Statement of Additional Information

March 12, 2007

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:
ING MidCap Value Fund ING SmallCap Value Fund (each, a series of ING Equity Trust) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034	ING Value Choice Fund (a series of ING Equity Trust) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Equity Trust is available to the shareholders of ING MidCap Value Fund and ING SmallCap Value Fund in connection with a proposed transaction whereby all of the assets and known liabilities of ING MidCap Value Fund and ING SmallCap Value Fund will be transferred to ING Value Choice Fund in exchange for shares of ING Value Choice Fund.

This Statement of Additional Information consists of: (i) this cover page; (ii) the accompanying Pro Forma Financial Statements; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.                           The Statement of Additional Information for ING MidCap Value Fund and ING SmallCap Value Fund, each dated September 30, 2006, as filed on September 22, 2006.

2.                           The Statement of Additional Information for ING Value Choice Fund, dated September 30, 2006, as filed on September 22, 2006.

3.                           The Financial Statements of ING MidCap Value Fund and ING SmallCap Value Fund are included in the Class A, B, C, I and Q Annual Report, each dated May 31, 2006, as filed on August 3, 2006, and the Class A, B, C, I and Q Semi-Annual Report, each dated November 30, 2006, as filed on February 7, 2007.

4.                           The Financial Statements of ING Value Choice Fund are included in the Class A, B, C and I Annual Report, dated May 31, 2006, as filed on August 3, 2006, and the Class A, B, C and I Semi-Annual Report, dated November 30, 2006, as filed on February 7, 2007.

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated March 12, 2007, relating to the Reorganization of ING MidCap Value Fund and ING SmallCap Value Fund may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180.  This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

PRO FORMA FINANCIAL STATEMENTS

Shown below are financial statements for each Fund and pro forma financial statements for the combined Fund, assuming the Reorganization is consummated as of November 30, 2006.  The first table presents Statements of Assets and Liabilities for each Fund and the estimated pro forma figures for the combined Fund.  The second table presents Statements of Operations for each Fund and the estimated pro forma figures for the combined Fund.  The third table presents Portfolio of Investments for each Fund and the estimated pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2006 (Unaudited)

						ING Value
	ING	ING				Choice Fund
	MidCap	SmallCap	ING Value	Pro Forma		Pro Forma
	Value Fund	Value Fund	Choice Fund(A)	Adjustments		Combined
ASSETS:
Investments in securities at value+*	$82,160,437	$55,526,274	$128,922,240			$266,608,951
Short-term investments at amortized cost	26,484,414	218,970	59,515,424			86,218,808
Cash	440,999	327,666	3,750,903			4,519,568
Receivables:						—
Investment securities sold	—	1,527,135	259,708			1,786,843
Fund shares sold	726	521	1,687,998			1,689,245
Dividends and interest	119,102	67,245	265,189			451,536
Prepaid expenses	21,226	24,778	24,358			70,362
Reimbursement due from manager	—	—	9,048			9,048
Total assets	109,226,904	57,692,589	194,434,868			361,354,361

LIABILITIES:
Payable upon return of securities loaned	24,719,658	—	25,802,088			50,521,746
Payable for fund shares redeemed	407,711	177,015	180,852			765,578
Payable to affiliates	121,364	83,226	203,428			408,018
Payable for trustee fees	4,281	5,117	386			9,784
Other accrued expenses and liabilities	106,832	67,816	34,590	90,500	(D)	299,738
Total liabilities	25,359,846	333,174	26,221,344	90,500		52,004,864
NET ASSETS	$83,867,058	$57,359,415	$168,213,524	$(90,500)		$309,349,497

NET ASSETS CONSIST OF:
Paid-in capital	$91,585,784	$71,038,556	$144,831,211			$307,455,551
Undistributed net investment income (accumulated net investment loss)	(248,684)	(184,097)	487,641	(90,500	)(D)	(35,640)
Accumulated net realized gain (loss) on investments	4,440,528	(4,266,194)	3,931,362			4,105,696
Net unrealized appreciation or depreciation of investments	(11,910,570)	(9,228,850)	18,963,310			(2,176,110)
NET ASSETS	$83,867,058	$57,359,415	$168,213,524	$(90,500)		$309,349,497

+Including securities on loan at value	$23,764,412	$—	$25,237,604			$49,002,016
*Cost of investments in securities	$94,071,007	$64,755,124	$109,958,930			$268,785,061

(A)	Formerly known as ING MidCap Value Choice Fund.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the twelve months ended November 30, 2006 (Unaudited)

						ING Value
	ING	ING	ING			Choice Fund
	MidCap Value	SmallCap Value	Value Choice	Pro Forma		Pro Forma
	Fund	Fund	Fund*	Adjustments		Combined
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld#	$835,485	$724,835	$791,438			$2,351,758
Interest	67,362	44,045	1,010,750			1,122,157
Securities lending income	178,195	348,083	36,218			562,496
Total investment income	1,081,042	1,116,963	1,838,406	—		4,036,411

EXPENSES:
Investment management fees	924,035	721,960	764,799	71,771	(A)	2,482,565
Distribution and service fees:
Class A	108,864	91,092	117,853	130	(B)	317,939
Class B	257,823	159,281	63,712			480,816
Class C	265,251	221,368	217,468			704,087
Class Q	35	95	—	(130	)(B)	—
Transfer agent fees:
Class A	68,411	59,490	50,306	56	(B)	178,263
Class B	40,543	26,273	6,716			73,532
Class C	41,711	36,236	23,399			101,346
Class I	2,075	105	518			2,698
Class Q	18	33	—	(56	)(B)	(5)
Administrative service fees	97,114	74,660	76,479			248,253
Shareholder reporting expense	31,994	37,710	14,881	(17,425	)(C)	67,160
Registration fees	74,085	61,400	50,038	(33,870	)(C)	151,653
Professional fees	21,036	22,310	6,248	(10,840	)(C)	38,754
Custody and accounting expense	15,372	11,421	14,976	(6,700	)(C)	35,069
Trustee fees	5,871	5,475	1,389	(2,835	)(C)	9,900
Offering expense	—	—	10,009			10,009
Interest expense	4,020	8,989	—			13,009
Miscellaneous expense	6,765	9,415	5,300	(4,045	)(C)	17,435
Total expenses	1,965,023	1,547,313	1,424,091	(3,944)		4,932,483
Less:
Net waived and reimbursed/recouped fees	—	—	(66,178)	(264,500	)(A)	(330,678)
Brokerage commission recapture	(7,738)	(3,776)	(20,222)	—		(31,736)
Net expenses	1,957,285	1,543,537	1,337,691	(268,444)		4,570,069
Net investment income (loss)	(876,243)	(426,574)	500,715	268,444		(533,658)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	3,242,903	(3,828,541)	3,869,182			3,283,544
Net change in unrealized appreciation or depreciation on investments	10,526,755	8,321,801	16,975,055			35,823,611
Net realized and unrealized gain on investments	13,769,658	4,493,260	20,844,237			39,107,155
Increase in net assets resulting from operations	$12,893,415	$4,066,686	$21,344,952	$268,444		$38,573,497

# Foreign taxes	$8,835	$2,158	$23,880	$—	$34,873

*	Formerly known as ING MidCap Value Choice Fund.
(A)	Reflects adjustment in expenses due to effects of new contractual rates.
(B)	Reflects adjustment in expenses due to merging Class Q into Class A.
(C)	Reflects adjustment in expenses due to elimination of duplicative services.

See Accompanying Notes to Financial Statements

PORTFOLIOS OF INVESTMENTS as of November 30, 2006

ING MidCap Value Fund	ING SmallCap Value Fund	ING Value Choice Fund(A)	ING Value Choice Fund Pro Forma (Unaudited)					ING MidCap Value Fund	ING SmallCap Value Fund	ING Value Choice Fund	ING Value Choice Fund Pro Forma (Unaudited)
Share								Value
COMMON STOCK:						81.0%
					Aerospace/Defense:		0.1%
—	—	16,000	16,000	@	Orbital Sciences Corp.			—	—	289,920	289,920
								—	—	289,920	289,920

					Agriculture:		0.0%
—	—	600	600		Archer—Daniels—Midland Co.			—	—	21,060	21,060
								—	—	21,060	21,060

					Auto Manufacturers:		0.3%
—	64,600	—	64,600		Wabash National Corp.**			—	949,620	—	949,620
								—	949,620	—	949,620

					Auto Parts & Equipment:		10.9%
99,060	104,470	—	203,530		American Axle & Manufacturing Holdings, Inc.			1,812,798	1,911,801	—	3,724,599
196,910	149,467	—	346,377	L	ArvinMeritor, Inc.**			3,408,512	2,587,274	—	5,995,786
133,700	120,270	—	253,970		Cooper Tire & Rubber Co.**			1,768,851	1,591,172	—	3,360,023
381,310	261,100	—	642,410	@, L	Dana Corp.**			625,348	428,204	—	1,053,552
1,010,570	—	—	1,010,570	@, L	Delphi Corp.**			2,496,108	—	—	2,496,108
177,155	98,169	—	275,324	@,L	Goodyear Tire & Rubber Co.			2,985,062	1,654,148	—	4,639,210
93,400	65,390	—	158,790	L	Lear Corp.			2,890,730	2,023,821	—	4,914,551
—	—	20,800	20,800	@@	Magna International, Inc.			—	—	1,598,688	1,598,688
—	104,090	—	104,090		Superior Industries International**			—	2,053,696	—	2,053,696
284,915	269,850	—	554,765	@,L	Visteon Corp.**			2,290,717	2,169,594	—	4,460,311
								18,278,126	14,419,710	1,598,688	34,296,524

					Banks:		1.7%
22,000	105,590	—	127,590	@@,L	First Bancorp.**			220,440	1,058,012	—	1,278,452
75,300	—	—	75,300	@@, L	Popular, Inc.**			1,332,810	—	—	1,332,810
337,900	106,080	—	443,980	@@	W Holding Co., Inc.**			2,074,706	651,331	—	2,726,037
								3,627,956	1,709,343	—	5,337,299

					Chemicals:		3.7%
—	—	24,600	24,600		Aceto Corp.			—	—	209,100	209,100
372,160	15,200	—	387,360		Chemtura Corp.			3,602,509	147,136	—	3,749,645
147,430	—	—	147,430	@,L	Huntsman Corp.**			2,566,756	—	—	2,566,756
—	—	119,800	119,800	@	Mosaic Co.			—	—	2,551,740	2,551,740
—	49,330	26,600	75,930		Sensient Technologies Corp.			—	1,175,534	633,878	1,809,412
—	143,620	—	143,620		Wellman, Inc.**			—	505,542	—	505,542
								6,169,265	1,828,212	3,394,718	11,392,195

					Coal:		0.5%
—	—	34,100	34,100		Peabody Energy Corp.			—	—	1,568,941	1,568,941
								—	—	1,568,941	1,568,941

					Commercial Services:		1.4%
73,550	—	—	73,550		Deluxe Corp.**			1,810,801	—	—	1,810,801
—	33,440	—	33,440		Kelly Services, Inc.**			—	974,442	—	974,442
—	—	29,200	29,200	@@, L	Toppan Printing Co., Ltd. ADR			—	—	1,569,132	1,569,132
								1,810,801	974,442	1,569,132	4,354,375

					Cosmetics/Personal Care:		0.5%
—	—	5,900	5,900	@@	Kao Corp. ADR			—	—	1,591,630	1,591,630
								—	—	1,591,630	1,591,630

					Computers:		3.0%
181,487	—	—	181,487	@	BISYS Group, Inc.**			2,176,029	—	—	2,176,029
705,400	907,960	—	1,613,360	@,L	Gateway, Inc.**			1,340,260	1,725,124	—	3,065,384
33,980	—	—	33,980	@	Synopsys, Inc.**			868,189	—	—	868,189
445,730	—	—	445,730	@	Unisys Corp.**			3,213,713	—	—	3,213,713
								7,598,191	1,725,124	—	9,323,315

					Distribution/Wholesale:		0.5%
—	—	8,800	8,800	L	CDW Corp.			—	—	620,400	620,400
—	—	25,400	25,400	@	Tech Data Corp.			—	—	1,062,228	1,062,228
								—	—	1,682,628	1,682,628

					Diversified Financial Services:		1.3%
—	—	151,900	151,900	@@	Acom Co., Ltd. ADR			—	—	1,434,878	1,434,878
—	127,250	—	127,250	@@	Doral Financial Corp.**			—	515,363	—	515,363
—	—	123,900	123,900	@@	Promise Co., Ltd. ADR			—	—	2,131,861	2,131,861
								—	515,363	3,566,739	4,082,102

					Electric:		5.4%
—	—	18,700	18,700		Alliant Energy Corp.			—	—	727,430	727,430
—	—	15,000	15,000		Ameren Corp.			—	—	820,650	820,650
—	—	19,100	19,100		American Electric Power Co., Inc.			—	—	792,841	792,841
—	—	150,000	150,000	@@, L	Centrais Eletricas Brasileiras SA ADR			—	—	1,594,080	1,594,080
—	—	45,600	45,600	L	DTE Energy Co.			—	—	2,147,304	2,147,304
206,859	—	—	206,859	@	Dynegy, Inc.**			1,395,617	—	—	1,395,617
—	—	24,500	24,500	@@	Energias de Portugal SA ADR			—	—	1,160,810	1,160,810
—	—	24,600	24,600		Idacorp, Inc.			—	—	983,754	983,754

—	—	6,300	6,300	@@	Korea Electric Power Corp. ADR		—	—	135,387	135,387
162,000	—	—	162,000	L, X	Mirant Corp.		—	—	—	—
—	—	15,400	15,400	@,L	NRG Energy, Inc.		—	—	876,568	876,568
—	—	61,600	61,600		PNM Resources, Inc.		—	—	1,891,120	1,891,120
—	—	1,100	1,100	L	Progress Energy, Inc.		—	—	52,547	52,547
—	—	160,500	160,500		Puget Energy, Inc.		—	—	3,986,820	3,986,820
							1,395,617	—	15,169,311	16,564,928

					Electronics:	4.3%
219,680	223,780	—	443,460	@, L	Kemet Corp.**		1,614,648	1,644,783	—	3,259,431
—	—	12,900	12,900	@	OSI Systems, Inc.		—	—	244,971	244,971
—	—	88,100	88,100	@, @ @, #, L	Samsung SDI Co., Ltd. GDR		—	—	1,571,264	1,571,264
774,810	207,150	—	981,960	@	Sanmina–SCI Corp.		2,866,797	766,455	—	3,633,252
1,081,072	145,390	—	1,226,462	@	Solectron Corp.		3,599,970	1,052,624	—	4,652,594
							8,081,415	3,463,862	1,816,235	13,361,512

					Engineering & Construction:	0.5%
—	—	48,800	48,800	@	Shaw Group, Inc.		—	—	1,458,632	1,458,632
							—	—	1,458,632	1,458,632

					Environmental Control:	0.8%
—	—	185,000	185,000	@,L	Allied Waste North America, Inc.		—	—	2,345,800	2,345,800
							—	—	2,345,800	2,345,800

					Food:	9.3%
—	111,400	—	111,400	L	Chiquita Brands International, Inc.		—	1,593,020	—	1,593,020
170,530	101,610	—	272,140		Del Monte Foods Co.		1,925,284	1,147,177	—	3,072,461
—	212,460	—	212,460	@	Interstate Bakeries		—	594,888	—	594,888
—	—	27,200	27,200		Kroger Co.		—	—	583,712	583,712
91,741	—	—	91,741	L	Pilgrim’s Pride Corp.		2,341,230	—	—	2,341,230
59,980	—	—	59,980	L	Safeway, Inc.		1,847,984	—	—	1,847,984
—	—	108,500	108,500		Sara Lee Corp.		—	—	1,798,930	1,798,930
—	—	143,200	143,200	@	Smithfield Foods, Inc.		—	—	3,777,616	3,777,616
48,173	—	65,611	113,784		Supervalu, Inc.		1,650,407	—	2,247,833	3,898,240
153,400	—	426,100	579,500		Tyson Foods, Inc.		2,437,526	—	6,770,729	9,208,255
							10,202,431	3,335,085	15,178,820	28,716,336

					Forest Products & Paper:	3.0%
—	—	153,400	153,400		Bowater, Inc.		—	—	3,344,120	3,344,120
—	—	61,300	61,300	@, L	Buckeye Technologies, Inc.		—	—	719,662	719,662
—	—	350,400	350,400	@, @@, L	Domtar, Inc.		—	—	2,515,872	2,515,872
—	—	170,800	170,800		Wausau–Mosinee Paper Corp.		—	—	2,555,168	2,555,168
							—	—	9,134,822	9,134,822

					Hand/Machine Tools:	0.3%
—	57,120	—	57,120		LS Starrett Co**		—	891,643	—	891,643
							—	891,643	—	891,643

					Healthcare–Services:	1.7%
—	—	50,200	50,200	@, L	Apria Healthcare Group, Inc.		—	—	1,253,494	1,253,494
549,240	—	—	549,240	@, L	Tenet Healthcare Corp.		3,894,112	—		3,894,112
							3,894,112	—	1,253,494	5,147,606

					Home Builders:	0.9%
—	143,729	—	143,729		Coachmen Industries, Inc.**		—	1,575,270	—	1,575,270
—	—	29,400	29,400		Levitt Corp.		—	—	366,324	366,324
—	200,900	—	200,900	@	National RV Holdings, Inc.**		—	683,060	—	683,060
—	—	11,100	11,100	@@	Sekisui House Ltd. ADR		—	—	168,053	168,053
							—	2,258,330	534,377	2,792,707

					Home Furnishings:	0.9%
—	49,290	—	49,290		La–Z–Boy, Inc.**		—	580,636	—	580,636
13,904	11,968	—	25,872		Whirlpool Corp.**		1,186,011	1,020,870	—	2,206,881
							1,186,011	1,601,506	—	2,787,517

					Household Products/Wares:	1.2%
89,670	61,700	—	151,370	L	American Greetings Corp.		2,135,043	1,469,077	—	3,604,120
							2,135,043	1,469,077	—	3,604,120

					Insurance:	2.2%
—	—	4,200	4,200		AON Corp.		—	—	149,856	149,856
60,000	—	—	60,000	@,L	Conseco, Inc.**		1,193,400	—	—	1,193,400
—	24,213	—	24,213		Kansas City Life Insurance Co.**		—	1,247,938	—	1,247,938
—	109,428	—	109,428	@	KMG America Corp.**		—	919,195	—	919,195
63,070	76,310	—	139,380		Phoenix Cos., Inc.**		1,018,581	1,232,407	—	2,250,988
—	105,107	—	105,107	@	PMA Capital Corp.		—	932,299	—	932,299
							2,211,981	4,331,839	149,856	6,693,676

					Leisure Time:	0.4%
—	84,346	—	84,346	@	K2, Inc.**		—	1,140,358	—	1,140,358
							—	1,140,358	—	1,140,358

					Machinery–Diversified:	3.8%
—	—	158,700	158,700	@, L	AGCO Corp.		—	—	4,956,201	4,956,201
—	—	2,700	2,700		Alamo Group, Inc.		—	—	62,208	62,208
83,220	31,166	—	114,386		Briggs & Stratton Corp.		2,254,430	844,287	—	3,098,717
—	—	3,800	3,800	@@, L	CNH Global NV		—	—	109,440	109,440
—	—	15,700	15,700		Lindsay Manufacturing Co.		—	—	540,865	540,865
—	—	700	700	@@	Metso Oyj		—	—	32,424	32,424
—	147,256	37,600	184,856	@, L	Tecumseh Products Co		—	2,341,370	609,496	2,950,866
							2,254,430	3,185,657	6,310,634	11,750,721

					Media:		2.0%
56,730	—	—	56,730		McClatcby Co.			2,363,939	—	—	2,363,939
78,140	—	—	78,140	L	New York Times Co.**			1,886,300	—	—	1,886,300
—	—	54,900	54,900	@,L	Scholastic Corp.			—	—	1,829,268	1,829,268
								4,250,239	—	1,829,268	6,079,507

					Mining:		10.3%
—	—	158,400	158,400	@@	Alumina Ltd. ADR			—	—	3,169,584	3,169,584
—	—	109,050	109,050	@@,L	Anglogold Ashanti Ltd. ADR			—	—	5,258,391	5,258,391
—	—	326,800	326,800	@,L	Apex Silver Mines Ltd.			—	—	5,725,536	5,725,536
—	—	12,200	12,200	@,@ @, L	Banro Corp.			—	—	153,720	153,720
—	—	77,495	77,495	@@	Barrick Gold Corp.			—	—	2,436,443	2,436,443
—	—	508,200	508,200	@,@ @, L	Bema Gold Corp.			—	—	2,759,526	2,759,526
—	—	64,100	64,100	@,@@	Crystallex International Corp.			—	—	238,452	238,452
—	—	79,600	79,600	@,@ @, L	Eldorado Gold Corp.			—	—	445,760	445,760
—	—	84,700	84,700	@,@@	Entree Gold, Inc.			—	—	127,897	127,897
—	—	14,400	14,400	@,@@	Gammon Lake Resources, Inc.			—	—	218,736	218,736
—	—	11,600	11,600	@@, L, X	Impala Platinum Holdings Ltd. ADR			—	—	289,420	289,420
—	—	215,500	215,500	@,@ @, L	Ivanhoe Mines Ltd.			—	—	1,991,220	1,991,220
—	—	174,000	174,000	@,@@	Lahir Gold Ltd. ADR			—	—	4,247,340	4,247,340
—	—	215,200	215,200	@,@@	Newcrest Mining Ltd. ADR			—	—	4,398,451	4,398,451
—	—	47,800	47,800	@,@@	Orezone Resources, Inc.			—	—	72,178	72,178
—	—	2,500	2,500	@@	Nexen, Inc.			—	—	31,532,654	31,532,654

					Oil & Gas:		0.0%
								—	—	137,025	137,025
								—	—	137,025	137,025

					Oil & Gas Services:		0.7%
—	—	29,400	29,400	@@, L	Technip SA ADR			—	—	2,073,876	2,073,876
								—	—	2,073,876	2,073,876

					Retail:		0.8%
—	44,600	—	44,600	@	Cost Plus, Inc.**			—	480,342	—	480,342
—	12,631	—	12,631	@	Jo–Ann Stores, Inc.**			—	249,210	—	249,210
—	151,210	—	151,210		Pier 1 Imports, Inc.**			—	1,005,547	—	1,005,547
—	87,060	—	87,060	@	Sharper Image Corp.**			—	843,611	—	843,611
								—	2,578,710	—	2,578,710

					Semiconductors:		1.5%
134,129	110,610	—	244,739	@,L	Agere Systems, Inc.**			2,403,592	1,982,131	—	4,385,723
—	324,700	—	324,700	@	ESS Technology**			—	386,393	—	386,393
								2,403,592	2,368,524	—	4,772,116

					Software:		0.4%
—	231,600	—	231,600	@	Borland Software Corp.**			—	1,225,164	—	1,225,164
								—	1,225,164	—	1,225,164

					Telecommunications:		4.2%
488,610	283,410	—	772,020	@,L	3Com Corp.**			2,047,276	1,187,488	—	3,234,764
—	426,016	—	426,016	@	Adaptec, Inc.**			—	1,857,430	—	1,857,430
460,580	197,293	—	657,873	@	Cincinnati Bell, Inc.**			2,081,822	891,764	—	2,973,586
—	—	40,500	40,500	@@	KT Corp. ADR			—	—	1,028,700	1,028,700
266,100	182,210	—	448,310	@,L	Utstarcom, Inc.**			2,362,965	1,618,023	—	3,980,988
								6,492,063	5,554,705	1,028,700	13,075,468

					Transportation:		2.4%
—	—	83,600	83,600		CSX Corp.			—	—	2,997,896	2,997,896
—	—	34,100	34,100	L	Genco Shipping & Trading Ltd.			—	—	809,875	809,875
—	—	59,500	59,500	@@	Navies Maritime Holdings, Inc.			—	—	314,160	314,160
—	—	82,500	82,500	@@	Stolt-Nielsen SA ADR			—	—	2,532,747	2,532,747
—	—	7,769	7,769	@@, L	TNT NV ADR			—	—	326,065	326,065
—	—	5,700	5,700		Union Pacific Corp.			—	—	515,964	515,964
								—	—	7,496,707	7,496,707

					Water:		0.3%
—	—	27,900	27,900	@@,L	Cia de Saneamento Basico do Estado de Sao Paulo			—	—	837,000	837,000
								—	—	837,000	837,000
					Total Common Stock			81,991,273	55,526,274	113,570,667	251,088,214
					(Cost $)			93,568,597	64,755,124	95,194,910	253,518,631
WARRANTS:						0.1%
					Electric:		0.1%
14,097	—	—	14,097		Mirant Corp.**			169,164	—	—	169,164

					Total Warrants			169,164	—	—	169,164
					(Cost $)			502,410	—	—	502,410

Principal
Amount								Value
CONVERTIBLE BONDS:						5.0%
					Aerospace/Defense:		1.1%
$ —	$ —	$ 3,820,000	$ 3,820,000	C	EDO Corp., 4.000%, due 11/15/25			$ —	$ —	$ 3,624,225	$ 3,624,225
								—	—	3,624,225	3,624,225

					Airlines:		0.6%
—	—	1,820,000	1,820,000	C, L	JetBlue Airways Corp., 3.500%, due 07/15/33			—	—	1,747,200	1,747,200
								—	—	1,747,200	1,747,200

					Computers:		0.1%
—	—	290,000	290,000	C	Quantum Corp., 4.375%, due 08/01/10			—	—	262,813	262,813
								—	—	262,813	262,813

					Electrical Components & Equipment		0.7%
—	—	2,639,100	2,639,100	C	GrafTech International Ltd., 1.625%, due 01/15/24			-—	—	2,187,154	2,187,154
								—	—	2,187,154	2,187,154

					Electronics:		0.2%
—	—	172,000	172,000	C	FEI Co., 5.500%, due 08/15/08			—	—	171,785	171,785
—	—	488,000	488,000	C	SCI Systems, Inc., 3.000%, due 03/15/07			—	—	485,560	485,560
								—	—	657,345	657,345

					Environmental Control:		0.4%
—	—	1,141,000	1,141,000	C	Allied Waste North America, Inc., 4.250%, due 04/15/34			—	—	1,091,081	1,091,081
								—	—	1,091,081	1,091,081

					Media:		0.7%
—	—	2,022,000	2,022,000	C	EchoStar Communications Corp., 5.750%, due 05/15/08			—	—	2,062,440	2,062,440
								—	—	2,062,440	2,062,440

					Mining:		0.4%
—	—	379,000	379,000	@@,C	Apex Silver Mines Ltd., 2.875%, due 03/15/24			—	—	335,415	335,415
—	—	862,000	862,000	C	Coeur d'Alene Mines Corp., 1.250%, due 01/15/24			—	—	860,923	860,923
								—	—	1,196,338	1,196,338

					Semiconductors:		0.6%
—	—	655,000	655,000	C	Axcelis Technologies, Inc., 4.250%, due 01/15/07			—	—	654,383	654,383
—	—	845,000	845,000		Credence Systems Corp., 1.500%, due 05/15/08			—	—	774,231	774,231
—	—	180,000	180,000	C	International Rectifier Corp., 4.250%, due 07/15/07			—	—	179,325	179,325
—	—	356,000	356,000	C	Triquint Semiconductor, Inc., 4.000%, due 03/01/07			—	—	355,110	355,110
								—	—	1,963,049	1,963,049

					Telecommunications:		0.2%
—	—	617,000	617,000	C, L	Adaptec, Inc., 0.750%, due 12/22/23			—	—	559,928	559,928
								—	—	559,928	559,928

					Total Convertible Bonds		5.0%	—	—	15,351,573	15,351,573
					(Cost $)			—	—	14,764,020	14,764,020

					Total Long-Term Investments			82,160,437	55,526,274	128,922,240	266,608,951
					(Cost $)			94,071,007	64,755,124	109,958,930	268,785,061

SHORT—TERM INVESTMENTS:						27.9%
					U.S. Government Agency Obligation		11.5%
1,765,000	219,000	33,718,000	35,702,000		Federal Home Loan Bank, 4.980%, due 12/01/06			1,764,756	218,970	33,713,336	35,697,062

					Total U.S. Government Agency Obligation			1,764,756	218,970	33,713,336	35,697,062
					(Cost $)			1,764,756	218,970	33,713,336	35,697,062

					Securities Lending CollateralCC:		16.4%
24,719,658	—	25,802,088	50,521,746		The Bank of New York Institutional Cash Reserve Fund			24,719,658	—	25,802,088	50,521,746

					Total Securities Lending Collateral			24,719,658	—	25,802,088	50,521,746
					(Cost $)			24,719,658	—	25,802,088	50,521,746

					Total Short-Term Investments			26,484,414	218,970	59,515,424	86,218,808
					(Cost $)			26,484,414	218,970	59,515,424	86,218,808

					Total Investments in Securities		114.0%	108,644,851	55,745,244	188,437,664	352,827,759
					(Cost $)			120,555,421	64,974,094	169,474,354	355,003,869

					Other Assets and Liabilities - Net		(14.0)	(24,777,793)	1,614,171	(20,224,340)	(43,387,762)

					Net Assets (Prior Pro Forma Adjustments)		100.0%	83,867,058	57,359,415	168,213,524	309,439,997
					Pro Forma Adjustments			—	—	—	—

					Net Assets (After Pro Forma Adjustments)		100.0%	83,867,058	57,359,415	168,213,524	309,439,997

(A)	Formerly known as ING MidCap Value Choice Fund.
@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at November 30, 2006.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds'
Board of Directors/Trustees.
*	Cost for federal income tax purposes is	$120,555,421	$65,297,796	$169,564,708	$355,417,925
Net unrealized appreciation/depreciation consists of:
	Gross Unrealized Appreciation	$5,652,833	$5,633,283	$19,900,633	$31,186,749
	Gross Unrealized Depreciation	(17,563,403)	(15,185,835)	(1,027,677)	$(33,776,915)
	Net Unrealized Appreciation/Depreciation	$(11,910,570)	$(9,552,552)	$18,872,956	$(2,590,166)
**	If the Reorganization is approved, the portfolio security is expected to be sold prior to the Reorganization.

See Accompanying Notes to Financial Statements

NOTES TO AUDITED PRO FORMA FINANCIAL STATEMENTS

Note 1 – Basis of Combination:

The Board of Trustees (“Board”) of ING MidCap Value Fund (“MidCap Value”) and ING SmallCap Value Fund (“SmallCap Value”) and ING Value Choice Fund (“Value Choice”), approved an Agreement and Plan of Reorganization, each dated November 9, 2006, respectively (the “Plan”) whereby, subject to approval by the shareholders of MidCap Value and SmallCap Value, Value Choice will acquire all of the assets of MidCap Value and SmallCap Value, subject to the liabilities of each such Fund, in exchange for a number of shares of Value Choice equal in value to the net assets of MidCap Value and SmallCap Value (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Value Choice remaining as both the tax and accounting survivor.  The audited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at November 30, 2006.  The audited pro forma Fund of investments and statement of assets and liabilities reflect the financial position of MidCap Value, SmallCap Value and Value Choice at November 30, 2006.  The audited pro forma statement of operations reflects the results of operations of MidCap Value, SmallCap Value and Value Choice for the twelve-months ended November 30, 2006.  These statements have been derived from the Funds’ respective books and records utilized in calculating daily net asset value at the date indicated above for MidCap Value, SmallCap Value and Value Choice under U.S. generally accepted accounting principles for investment companies.  The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Value Choice for pre-combination periods will not be restated.

The audited pro forma Fund of investments, and audited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price.  Fund securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund’s valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of the Funds.  Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Note 3 – Capital Shares:

The audited pro forma net asset value per share assumes additional shares of common Value Choice issued in connection with the proposed acquisition of MidCap Value and SmallCap Value by Value Choice as of November 30, 2006.   The number of additional shares issued was calculated by dividing the net asset value of each Class of MidCap Value and SmallCap Value by the respective class net asset value per share of Value Choice.

Note 4 – Unaudited Pro Forma Adjustments:

The accompanying audited pro forma financial statements reflect changes in Fund shares as if the merger had taken place on November 30, 2006.  MidCap Value and SmallCap Value expenses were adjusted assuming Value Choice’s fee structure was in effect for the twelve months ended November 30, 2006.

Note 5 – Merger Costs:

Merger costs to be incurred by MidCap Value and SmallCap Value are estimated at approximately $52,352 and $38,148, respectively.  These costs represent one half of the estimated expenses of the Funds carrying out their obligations under the Plan and consist of management’s estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.  ING Investments LLC, Investment Adviser to the Funds, will bear the other half of the cost of the Merger.

Note 6 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.  Actual results could differ from these estimates.

Note 7 – Federal Income Taxes:

It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders.  Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.  A portion of the amount of these capital loss carryforwards may be limited in the future.

[INSERT ING LOGO & ADDRESS]

3 EASY WAYS TO VOTE YOUR PROXY

Vote by Phone: Call toll free 1-888-221-0697 and follow the recorded instructions.

Vote on the Internet: Log on to Proxyweb.com and follow the on-line directions.

Vote by Mail: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON APRIL 26, 2007

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

FUND NAME PRINTS HERE

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Fund (the “Fund”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 on April 26, 2007 at 10:00 a.m., Local time, and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This proxy ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Join owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil.  [X]

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                           ING MidCap Value Fund only.  To approve an Agreement and Plan of Reorganization by and among ING MidCap Value Fund and ING Value Choice Fund, providing for the reorganization of ING MidCap Value Fund with and into ING Value Choice Fund.

For	[ ]	Against	[ ]	Abstain	[ ]

2.                           NOT APPLICABLE

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

Please fill in box(es) as shown using black or blue ink or number 2 pencil.  [X]

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own.  If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                   NOT APPLICABLE

2.                           ING SmallCap Value Fund only.  To approve an Agreement and Plan of Reorganization by and among ING SmallCap Value Fund and ING Value Choice Fund, providing for the reorganization of ING SmallCap Value Fund with and into ING Value Choice Fund.

For	[ ]	Against	[ ]	Abstain	[ ]

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Section 4.3 of Registrant’s Declaration of Trust provides the following:

(a) Subject to the exceptions and limitations contained in paragraph (b) below (i) every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and (ii) the word “claim”, “action”, “suit” or “proceeding” shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words “liability” and “expenses” shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or Officer: (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of his Trust; or (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement or other disposition; or (B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law. (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either: (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately

1

will be found entitled to indemnification. As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding. Section 8 of Registrant’s Administration Agreement provides for the indemnification of Registrant’s Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)                                  (a)           Amended and Restated Declaration of Trust for ING Equity Trust dated February 25, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A on September 30, 2003 and incorporated herein by reference.

(b)                                 Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, effective January 31, 2005 (ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund) — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

(i) Amended Establishment and Designation of Series and Classes of shares of Beneficial Interest, Par Value $0.01 Per Share, effective April 29, 2005 (Class I shares of ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund) — Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2005 and incorporated herein by reference.

(2)                                  (a)           By-Laws — Filed as an Exhibit to the Registrant’s initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

(b)                                 Form of Amendment to bylaws — Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A on March 1, 2001 and incorporated herein by reference.

(3)           Not applicable.

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(4)                                  (a)           Form of Agreement and Plan of Reorganization between ING Equity Trust, on behalf of its ING Value Choice Fund series, and ING Equity Trust, on behalf of its ING MidCap Value Fund series — Filed previously as an Exhibit to Registrant’s Form N-14 Registration Statement on January 30, 2007 and incorporated herein by reference.

(b)                                 Form of Agreement and Plan of Reorganization between ING Equity Trust, on behalf of its ING Value Choice Fund series, and ING Equity Trust, on behalf of its ING SmallCap Value Fund series — Filed previously as an Exhibit to Registrant’s Form N-14 Registration Statement on January 30, 2007 and incorporated herein by reference.

(5)           Not applicable.

(6)                                  (a)           Second Amended and Restated Investment Management Agreement, dated February 1, 2005, between ING Investments, LLC and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on January 25, 2005 and incorporated herein by reference.

(i) Amended Schedule A, effective December 28, 2005, with respect to the Second Amended and Restated Investment Management Agreement — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A on December 23, 2005 and incorporated herein by reference.

(b)                                 Sub-Advisory Agreement, dated April 3, 2006, between ING Investments, LLC and Tradewinds Global Investors, LLC (formally, Tradewinds NWQ Global Investors, LLC) — Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A on September 22, 2006 and incorporated herein by reference.

(7)                                  (a)           Underwriting Agreement dated September 23, 2002 between ING Funds Distributor, Inc. and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(i) Schedule A with respect to the Underwriting Agreement between ING Funds Distributor, LLC and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

(b)                                 Substitution Agreement with respect to the Underwriting Agreement between ING Funds Distributor, LLC and ING Equity Trust dated October 8, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

(c)                                  Underwriting Agreement dated September 23, 2002 between ING Funds Distributor, Inc. and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(i) Amended Schedule A with respect to the Underwriting Agreement between ING Equity Trust and ING Funds Distributor, LLC — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A on December 23, 2005 and incorporated herein by reference.

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(d)                                 Substitution Agreement with respect to the Underwriting Agreement between ING Funds Distributor, LLC and ING Equity Trust dated October 8, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

(8)           Not Applicable.

(9)                                  (a)           Custody Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York — Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A on January 27, 2004 and incorporated herein by reference.

(i) Amended Exhibit A, dated June 19, 2006, with respect to the Custody Agreement between ING Equity Trust and The Bank of New York — Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A on September 22, 2006 and incorporated herein by reference.

(b)                                 Foreign Custody Manager Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(i)  Amended Exhibit A, dated June 19, 2006, with respect to the Foreign Custody Manager Agreement between ING Equity Trust and The Bank of New York — Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A on September 22, 2006 and incorporated herein by reference.

(c)                                  Securities Lending Agreement and Guaranty dated August 7, 2003 between each Investment Company listed in Exhibit A and The Bank of New York — Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on September 30, 2003 and incorporated herein by reference.

(i) Amended Exhibit A, dated October 12, 2006, with respect to the Securities Lending Agreement and Guaranty — Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A on October 10, 2006 and incorporated herein by reference.

(d)                                 The Bank of New York Cash Reserve Agreement dated March 31, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(i) Amended Exhibit A, dated June 19, 2006, with respect to The Bank of New York Cash Reserve Agreement — Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A on September 22, 2006 and incorporated herein by reference.

(10)                            (a)           Fourth Amended and Restated Distribution and Service Plan (Classes A, B, C, Q and T Shares) dated August 20, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

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(i) Amended Schedule A with respect to Fourth Amended and Restated Service and Distribution Plan for ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A on December 23, 2005 and incorporated herein by reference.

(ii) Amended Schedule B with respect to the Fourth Amended and Restated Distribution and Service Plan for ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A on December 23, 2005 and incorporated herein by reference.

(b)                                 Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated June 3, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A on June 14, 2004 and incorporated herein by reference.

(i) Amended Schedule A with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A on December 23, 2005 and incorporated herein by reference.

(ii) Amended Schedule B with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A on December 23, 2005 and incorporated herein by reference.

(11)                            (a)           Opinion and Consent of Counsel (ING MidCap Value Fund) — Filed previously as an Exhibit to Registrant’s Form N-14 Registration Statement on January 30, 2007 and incorporated herein by reference.

(b)                                 Opinion and Consent of Counsel (ING SmallCap Value Fund) — Filed previously as an Exhibit to Registrant’s Form N-14 Registration Statement on January 30, 2007 and incorporated herein by reference.

(12)                            Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences — To be filed by subsequent post-effective amendment.

(13)                            (a)           Agency Agreement dated November 30, 2000 between ING Pilgrim Investments, LLC and DST Systems, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(i) Amended and Restated Exhibit A, dated June 19, 2006, with respect to the Agency Agreement between the Funds and DST Systems, Inc. — Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A on September 22, 2006 and incorporated herein by reference.

(b)                                 Restated Administrative Services Agreement between ING Equity Trust and ING Fund Services, LLC, effective February 25, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

(i) Amended and Restated Exhibit A, dated September 3, 2004, with respect to the Restated Administrative Services Agreement between ING Equity Trust and ING Fund Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 58 to the

5

Registrant’s Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

(c)                                  Fund Accounting Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(i) Amended Exhibit A, dated June 19, 2006, with respect to the Fund Accounting Agreement between ING Equity Trust and The Bank of New York — Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A on September 22, 2006 and incorporated herein by reference.

(d)                                 Financial Guaranty Agreement dated July 3, 2001 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust — Filed as an Exhibit to Post Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(i) First Amendment to the Financial Guaranty Agreement dated January 14, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(ii) Second Amendment to the Financial Guaranty Agreement dated March 28, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(iii) Third Amendment to the Financial Guaranty Agreement dated August 20, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(iv) Fourth Amendment to the Financial Guaranty Agreement dated October 30, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(v) Fifth Amendment to the Financial Guaranty Agreement dated November 12, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(vi) Sixth Amendment to the Financial Guaranty Agreement dated February 10, 2003 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus

6

Investment Management, Inc. and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(vii) Seventh Amendment to the Financial Guaranty Agreement dated March 24, 2003 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(viii) Eighth Amendment to the Financial Guaranty Agreement dated September 26, 2003 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(ix) Ninth Amendment to the Financial Guaranty Agreement dated January 31, 2004 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A on May 7, 2004 and incorporated herein by reference.

(x) Tenth Amendment to the Financial Guaranty Agreement dated June 10, 2004 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

(xi) Eleventh Amendment to the Financial Guaranty Agreement dated January 31, 2005 between MBIA Insurance Corporation, ING Investments, LLC, ING Equity Trust and ING Investment Management, Co — Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A on September 29, 2005 and incorporated herein by reference.

(e)                                  Administration Agreement dated September 23, 2002 between ING Equity Trust and ING Funds Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(i) Amendment, effective November 10, 2004, to the Administration Agreement between ING Funds Services, LLC and ING Equity Trust — Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A on September 22, 2006 and incorporated herein by reference.

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(ii) Amended Schedule A, dated December 28, 2005, with respect to the Administration Agreement between ING Equity Trust and ING Fund Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A on December 23, 2005 and incorporated herein by reference.

(f)                                    Shareholder Service Agreement made on September 23, 2002 between ING Equity Trust and ING Funds Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

(i) Amended Fee Schedule, adjusted August 1, 2006, with respect to the Shareholder Service Agreement between ING Equity Trust and ING Funds Services, LLC — Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A on September 22, 2006 and incorporated herein by reference.

(g)                               Amended and Restated, on February 1, 2005, Expense Limitation Agreement between ING Equity Trust, and ING Investments, LLC — Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

(i) Amended Schedule A, effective December 28, 2005, to the Amended and Restated Expense Limitation Agreement — Filed as an Exhibit to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement on Form N-1A on September 22, 2006 and incorporated herein by reference.

(14)                            Consent of Independent Auditors — Filed previously as an Exhibit to Registrant’s Form N-14 Registration Statement on January 30, 2007 and incorporated herein by reference.

(15)                            Not applicable.

(16)                            Powers of Attorney — Filed previously as an Exhibit to Registrant’s Form N-14 Registration Statement on January 30, 2007 and incorporated herein by reference.

ITEM 17. UNDERTAKINGS

(1)                                  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)                                  The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this

8

Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 12th day of March, 2007.

ING EQUITY TRUST

By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President and Chief Executive	March 12, 2007
Shaun P. Mathews*	Officer

	Senior Vice President and	March 12, 2007
Todd Modic*	Chief/Principal Financial
Officer

	Trustee	March 12, 2007
John G. Turner*

	Trustee	March 12, 2007
John V. Boyer*

	Trustee	March 12, 2007
J. Michael Earley*

	Trustee	March 12, 2007
R. Barbara Gitenstein*

	Trustee	March 12, 2007
Jock Patton*

	Trustee	March 12, 2007
David W.C. Putnam*

	Trustee	March 12, 2007
Patrick W. Kenny*

	Trustee	March 12, 2007
Roger B. Vincent*

	Trustee	March 12, 2007
Sheryl K. Pressler*

	Trustee	March 12, 2007
Patricia W. Chadwick*

*By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Attorney-in-Fact**

** Executed pursuant to the Powers of Attorney filed to the Registration Statement on Form N-14 of ING Equity Trust filed on January 30, 2007, File No. 333-140325, and incorporated herein by reference.